UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number               811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)          (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:               (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2012

Item 1.	Schedule of Investments.

The Lazard Funds, Inc. Portfolios of Investments March 31, 2012 (unaudited)

Description	Shares	Value

Lazard U.S. Equity Value Portfolio

Common Stocks | 99.4%

Aerospace & Defense | 1.3%

General Dynamics Corp.	2,150	$157,767

Agriculture | 0.5%

Potash Corp. of Saskatchewan, Inc.	1,400	63,966

Alcohol & Tobacco | 1.7%

Altria Group, Inc.	2,695	83,194
Molson Coors Brewing Co., Class B	2,895	130,999

		214,193

Automotive | 1.6%

Ford Motor Co.	10,335	129,084
Lear Corp.	1,445	67,178

		196,262

Banking | 10.7%

Fifth Third Bancorp	8,310	116,756
JPMorgan Chase & Co.	11,506	529,046
PNC Financial Services Group, Inc.	2,525	162,837
Wells Fargo & Co.	15,595	532,413

		1,341,052

Cable Television | 1.0%

Comcast Corp., Class A	4,335	127,926

Chemicals | 1.7%

Dow Chemical Co.	3,865	133,884
E.I. du Pont de Nemours & Co.	1,500	79,350

		213,234

Description	Shares	Value

Computer Software | 3.4%

BMC Software, Inc. (a)	1,760	$70,682
Microsoft Corp.	8,020	258,645
Oracle Corp.	3,510	102,351

		431,678

Consumer Products | 4.6%

Energizer Holdings, Inc. (a)	1,140	84,565
Hasbro, Inc.	1,700	62,424
Newell Rubbermaid, Inc.	10,315	183,710
The Procter & Gamble Co.	3,735	251,030

		581,729

Electric | 1.6%

American Electric Power Co., Inc.	1,720	66,357
PG&E Corp.	1,290	55,999
PPL Corp.	2,615	73,900

		196,256

Energy Exploration & Production | 4.2%

Anadarko Petroleum Corp.	1,455	113,985
Devon Energy Corp.	1,845	131,216
EQT Corp.	1,300	62,673
Occidental Petroleum Corp.	1,435	136,655
QEP Resources, Inc.	2,570	78,385

		522,914

Energy Integrated | 6.9%

Chevron Corp.	4,201	450,515
ConocoPhillips	2,170	164,942
Exxon Mobil Corp.	1,300	112,749
Hess Corp.	2,350	138,533

		866,739

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (continued)

Energy Services | 1.4%

Halliburton Co.	2,365	$78,495
National Oilwell Varco, Inc.	1,245	98,940

		177,435

Financial Services | 6.9%

American Express Co.	1,335	77,243
Ameriprise Financial, Inc.	2,385	136,255
BlackRock, Inc.	300	61,470
Capital One Financial Corp.	2,000	111,480
Citigroup, Inc.	6,913	252,670
Invesco, Ltd.	6,135	163,620
The Goldman Sachs Group, Inc.	550	68,404

		871,142

Food & Beverages | 1.1%

General Mills, Inc.	1,580	62,331
Ralcorp Holdings, Inc. (a)	1,115	82,610

		144,941

Health Services | 3.1%

Aetna, Inc.	2,825	141,702
WellPoint, Inc.	3,360	247,968

		389,670

Insurance | 4.4%

Aflac, Inc.	3,170	145,788
Everest Re Group, Ltd.	1,340	123,977
MetLife, Inc.	3,340	124,749
Prudential Financial, Inc.	2,415	153,087

		547,601

Description	Shares	Value

Leisure & Entertainment | 4.2%

Darden Restaurants, Inc.	1,300	$66,508
International Game Technology	3,670	61,619
The Walt Disney Co.	2,710	118,644
Time Warner, Inc.	3,260	123,065
Viacom, Inc., Class B	3,315	157,330

		527,166

Manufacturing | 5.7%

Caterpillar, Inc.	700	74,564
Corning, Inc.	5,405	76,102
Dover Corp.	1,835	115,495
General Electric Co.	18,715	375,610
Honeywell International, Inc.	1,295	79,060

		720,831

Medical Products | 3.3%

Baxter International, Inc.	2,600	155,428
CareFusion Corp. (a)	3,000	77,790
Covidien PLC	2,250	123,030
Medtronic, Inc.	1,625	63,684

		419,932

Metal & Glass Containers | 0.9%

Owens-Illinois, Inc. (a)	5,075	118,451

Metals & Mining | 1.3%

Freeport-McMoRan Copper & Gold, Inc.	2,300	87,492
Newmont Mining Corp.	1,540	78,956

		166,448

Pharmaceutical & Biotechnology | 11.4%

Amgen, Inc.	2,415	164,196
Gilead Sciences, Inc. (a)	1,865	91,105
Johnson & Johnson	3,848	253,814

Description	Shares	Value

Lazard U.S. Equity Value Portfolio (concluded)

Merck & Co., Inc.	6,600	$253,440
Pfizer, Inc.	25,084	568,404
Warner Chilcott PLC, Class A (a)	5,740	96,489

		1,427,448

Retail | 3.7%

CVS Caremark Corp.	3,195	143,136
Macy’s, Inc.	1,800	71,514
Wal-Mart Stores, Inc.	4,035	246,942

		461,592

Semiconductors & Components | 4.2%

Intel Corp.	14,150	397,757
TE Connectivity, Ltd.	1,720	63,210
Texas Instruments, Inc.	1,845	62,010

		522,977

Technology Hardware | 4.8%

Apple, Inc. (a)	128	76,732
Cisco Systems, Inc.	22,210	469,742
Hewlett-Packard Co.	2,195	52,307

		598,781

Telecommunications | 3.2%

AT&T, Inc.	13,045	407,395

Transportation | 0.6%

Union Pacific Corp.	680	73,086

Total Common Stocks (Identified cost $10,728,318)		12,488,612

Description	Shares	Value

Short-Term Investment | 0.5%

State Street Institutional Treasury Money Market Fund (Identified cost $60,110)	60,110	$60,110

Total Investments | 99.9% (Identified cost $10,788,428) (b)		$12,548,722

Cash and Other Assets in Excess of Liabilities | 0.1%		14,003

Net Assets | 100.0%		$12,562,725

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio

Common Stocks | 97.0%

Aerospace & Defense | 3.2%

Raytheon Co.	28,300	$1,493,674
The Boeing Co.	14,000	1,041,180

		2,534,854

Agriculture | 1.0%

The Mosaic Co.	13,900	768,531

Alcohol & Tobacco | 2.0%

Molson Coors Brewing Co., Class B	35,000	1,583,750

Automotive | 1.7%

Lear Corp.	30,200	1,403,998

Banking | 4.7%

JPMorgan Chase & Co.	36,891	1,696,248
Wells Fargo & Co.	60,400	2,062,056

		3,758,304

Cable Television | 4.0%

Comcast Corp., Class A	107,900	3,184,129

Chemicals | 1.0%

E.l. du Pont de Nemours & Co.	15,400	814,660

Commercial Services | 1.7%

Corrections Corp. of America (a)	48,900	1,335,459

Computer Software | 2.7%

Microsoft Corp.	24,835	800,929

Description	Shares	Value

Oracle Corp.	45,750	$1,334,070

		2,134,999

Consumer Products | 2.5%

Energizer Holdings, Inc. (a)	15,100	1,120,118
Newell Rubbermaid, Inc.	51,900	924,339

		2,044,457

Energy Exploration & Production | 2.0%

Devon Energy Corp.	22,800	1,621,536

Energy Integrated | 8.2%

Chevron Corp.	12,200	1,308,328
ConocoPhillips	32,600	2,477,926
Consol Energy, Inc.	35,200	1,200,320
Hess Corp.	7,600	448,020
Marathon Petroleum Corp.	18,400	797,824
Walter Energy, Inc.	6,700	396,707

		6,629,125

Energy Services | 0.9%

Halliburton Co.	22,900	760,051

Financial Services | 5.7%

American Express Co.	14,300	827,398
Ameriprise Financial, Inc.	26,300	1,502,519
Capital One Financial Corp.	10,600	590,844
Citigroup, Inc.	28,000	1,023,400
Janus Capital Group, Inc.	70,000	623,700

		4,567,861

Food & Beverages | 2.9%

General Mills, Inc.	17,100	674,595
Ralcorp Holdings, Inc. (a)	10,815	801,283

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (continued)

Sysco Corp.	30,000	$895,800

		2,371,678

Health Services | 1.5%

Quest Diagnostics, Inc.	19,900	1,216,885

Insurance | 2.6%

Prudential Financial, Inc.	18,400	1,166,376
The Travelers Cos., Inc.	16,100	953,120

		2,119,496

Leisure & Entertainment | 0.6%

Viacom, Inc., Class B	10,700	507,822

Manufacturing | 3.6%

Caterpillar, Inc.	7,000	745,640
Honeywell International, Inc.	19,393	1,183,943
Parker Hannifin Corp.	11,000	930,050

		2,859,633

Medical Products | 4.9%

Baxter International, Inc.	27,100	1,620,038
CareFusion Corp. (a)	30,300	785,679
McKesson Corp.	9,200	807,484
Medtronic, Inc.	18,300	717,177

		3,930,378

Metal & Glass Containers | 1.1%

Ball Corp.	21,430	918,918

Metals & Mining | 1.0%

Newmont Mining Corp.	15,000	769,050

Description	Shares	Value

Pharmaceutical & Biotechnology | 8.9%

Amgen, Inc.	14,300	$972,257
Gilead Sciences, Inc. (a)	21,600	1,055,160
Johnson & Johnson	11,660	769,094
Merck & Co., Inc.	20,800	798,720
Pfizer, Inc.	155,900	3,532,694

		7,127,925

Retail | 10.6%

AutoZone, Inc. (a)	2,400	892,320
CVS Caremark Corp.	46,400	2,078,720
Lowe’s Cos., Inc.	33,500	1,051,230
Macy’s, Inc.	20,100	798,573
Wal-Mart Stores, Inc.	60,900	3,727,080

		8,547,923

Semiconductors & Components | 3.5%

Intel Corp.	58,000	1,630,380
Texas Instruments, Inc.	34,600	1,162,906

		2,793,286

Technology | 2.7%

eBay, Inc. (a)	21,400	789,446
Google, Inc., Class A (a)	2,150	1,378,666

		2,168,112

Technology Hardware | 11.8%

Apple, Inc. (a)	2,500	1,498,675
Cisco Systems, Inc.	185,555	3,924,488
EMC Corp. (a)	35,100	1,048,788
International Business Machines Corp.	8,190	1,708,844
Lexmark International, Inc., Class A	15,300	508,572

Description	Shares	Value

Lazard U.S. Strategic Equity Portfolio (concluded)

Qualcomm, Inc.	12,400	$843,449

		9,532,816

Total Common Stocks (Identified cost $64,368,431)		78,005,636

Preferred Stock | 1.0%

Automotive | 1.0%

Better Place, Inc., Series B (Identified cost $453,501) (a), (c)	181,401	823,560

Short-Term Investment | 1.8%

State Street Institutional Treasury Money Market Fund (Identified cost $1,452,336)	1,452,336	1,452,336

Total Investments l 99.8% (Identified cost $66,274,268) (b)		$80,281,532

Cash and Other Assets in Excess of Liabilities l 0.2%		192,451

Net Assets l 100.0%		$80,473,983

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio

Common Stocks | 99.4%

Aerospace & Defense | 2.0%

Rockwell Collins, Inc.	48,900	$2,814,684

Alcohol & Tobacco | 2.8%

Molson Coors Brewing Co., Class B	84,300	3,814,575

Automotive | 1.6%

Lear Corp.	46,600	2,166,434

Banking | 3.3%

Fifth Third Bancorp	193,600	2,720,080
Signature Bank (a)	30,200	1,903,808

		4,623,888

Chemicals | 2.6%

Eastman Chemical Co.	70,400	3,638,976

Commercial Services | 4.8%

Corrections Corp. of America (a)	96,700	2,640,877
Equifax, Inc.	30,100	1,332,226
The Interpublic Group of Cos., Inc.	139,200	1,588,272
Vantiv, Inc., Class A	54,500	1,069,835

		6,631,210

Computer Software | 8.2%

Autodesk, Inc. (a)	73,700	3,118,984
BMC Software, Inc. (a)	58,400	2,345,344
Intuit, Inc.	40,900	2,459,317
Quest Software, Inc. (a)	62,200	1,447,394
Symantec Corp. (a)	107,000	2,000,900

		11,371,939

Description	Shares	Value

Consumer Products | 3.0%

Energizer Holdings, Inc. (a)	28,400	$2,106,712
Newell Rubbermaid, Inc.	118,700	2,114,047

		4,220,759

Diversified | 1.6%

SPX Corp.	28,200	2,186,346

Education | 0.7%

DeVry, Inc.	28,500	965,295

Energy Exploration & Production | 2.2%

Energen Corp.	3,300	162,195
Noble Energy, Inc.	18,100	1,769,818
Rosetta Resources, Inc. (a)	22,800	1,111,728

		3,043,741

Energy Integrated | 1.2%

Marathon Petroleum Corp.	25,800	1,118,688
Walter Energy, Inc.	9,400	556,574

		1,675,262

Energy Services | 4.0%

Cameron International Corp. (a)	54,200	2,863,386
Rowan Cos., Inc. (a)	83,100	2,736,483

		5,599,869

Financial Services | 5.0%

Ameriprise Financial, Inc.	51,800	2,959,334
Invesco, Ltd.	119,400	3,184,398
Janus Capital Group, Inc.	88,500	788,535

		6,932,267

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (continued)

Food & Beverages | 1.6%

Ralcorp Holdings, Inc. (a)	30,500	$2,259,745

Health Services | 4.9%

Aetna, Inc.	57,500	2,884,200
Agilent Technologies, Inc.	64,600	2,875,346
AMERIGROUP Corp. (a)	15,500	1,042,840

		6,802,386

Insurance | 2.2%

PartnerRe, Ltd.	23,300	1,581,837
Willis Group Holdings PLC	41,300	1,444,674

		3,026,511

Leisure & Entertainment | 2.3%

Darden Restaurants, Inc.	41,500	2,123,140
Marriott International, Inc., Class A	26,400	999,240

		3,122,380

Manufacturing | 5.2%

BE Aerospace, Inc. (a)	33,700	1,566,039
Dover Corp.	45,600	2,870,064
Parker Hannifin Corp.	32,500	2,747,875

		7,183,978

Medical Products | 4.2%

CareFusion Corp. (a)	72,900	1,890,297
Henry Schein, Inc. (a)	19,500	1,475,760
Zimmer Holdings, Inc.	38,500	2,474,780

		5,840,837

Description	Shares	Value

Metal & Glass Containers | 2.2%

Ball Corp.	71,300	$3,057,344

Metals & Mining | 1.6%

Cliffs Natural Resources, Inc.	17,800	1,232,828
Compass Minerals International, Inc.	14,200	1,018,708

		2,251,536

Pharmaceutical & Biotechnology | 1.7%

Medicis Pharmaceutical Corp., Class A	41,400	1,556,226
Vertex Pharmaceuticals, Inc. (a)	20,100	824,301

		2,380,527

Real Estate | 5.7%

CBRE Group, Inc., Class A (a)	59,900	1,195,604
Duke Realty Corp. REIT	130,100	1,865,634
Kilroy Realty Corp. REIT	47,400	2,209,314
LaSalle Hotel Properties REIT	41,100	1,156,554
The Macerich Co. REIT	26,400	1,524,600

		7,951,706

Retail | 12.4%

ANN, Inc. (a)	36,100	1,033,904
AutoZone, Inc. (a)	11,575	4,303,585
Big Lots, Inc. (a)	61,900	2,662,938
Macy’s, Inc.	110,300	4,382,219
Ross Stores, Inc.	83,300	4,839,730

		17,222,376

Semiconductors & Components | 4.8%

Analog Devices, Inc.	36,100	1,458,440
Marvell Technology Group, Ltd. (a)	141,600	2,227,368
Xilinx, Inc.	81,800	2,979,974

		6,665,782

Description	Shares	Value

Lazard U.S. Mid Cap Equity Portfolio (concluded)

Technology | 3.0%

Amdocs, Ltd. (a)	70,900	$2,239,022
Fidelity National Information Services, Inc.	56,800	1,881,216

		4,120,238

Technology Hardware | 4.6%

Lexmark International, Inc., Class A	64,800	2,153,952
NetApp, Inc. (a)	66,400	2,972,728
Polycom, Inc. (a)	67,400	1,285,318

		6,411,998

Total Common Stocks
(Identified cost $127,241,736)		137,982,589

Preferred Stock | 1.7%

Automotive | 1.7%

Better Place, Inc., Series B (Identified cost $1,307,499) (a), (c)	523,000	2,374,420

Short-Term Investment | 1.9%

State Street Institutional Treasury Money Market Fund (Identified cost $2,681,785)	2,681,785	2,681,785

Total Investments l 103.0%
(Identified cost $131,231,020) (b)		$143,038,794

Liabilities in Excess of Cash and Other Assets l (3.0)%		(4,104,197)

Net Assets l 100.0%		$138,934,597

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio

Common Stocks | 97.0%

Automotive | 2.1%

Modine Manufacturing Co. (a)	320,200	$2,827,366
Tenneco, Inc. (a)	65,850	2,446,327

		5,273,693

Banking | 6.4%

East West Bancorp, Inc.	126,900	2,930,121
PacWest Bancorp	170,701	4,148,034
Signature Bank (a)	70,400	4,438,016
Wintrust Financial Corp.	135,893	4,863,611

		16,379,782

Chemicals | 2.5%

Cytec Industries, Inc.	56,400	3,428,556
Rockwood Holdings, Inc. (a)	57,900	3,019,485

		6,448,041

Commercial Services | 3.8%

American Reprographics Co. (a)	341,709	1,841,812
Equifax, Inc.	58,900	2,606,914
Team, Inc. (a)	90,800	2,810,260
Vantiv, Inc., Class A	118,800	2,332,044

		9,591,030

Computer Software | 7.0%

Autodesk, Inc. (a)	86,200	3,647,984
Compuware Corp. (a)	327,700	3,011,563
j2 Global, Inc.	91,960	2,637,413
OpenTable, Inc. (a)	62,900	2,545,563
Quest Software, Inc. (a)	108,400	2,522,468
Red Hat, Inc. (a)	57,950	3,470,625

		17,835,616

Description	Shares	Value

Construction & Engineering | 2.1%

MasTec, Inc. (a)	149,600	$2,706,264
Quanta Services, Inc. (a)	123,700	2,585,330

		5,291,594

Consumer Products | 6.7%

Central Garden & Pet Co., Class A (a)	331,500	3,192,345
Energizer Holdings, Inc. (a)	41,100	3,048,798
Matthews International Corp., Class A	94,950	3,004,218
Newell Rubbermaid, Inc.	184,500	3,285,945
Tempur-Pedic International, Inc. (a)	21,400	1,806,802
The Middleby Corp. (a)	26,250	2,655,975

		16,994,083

Diversified | 1.2%

SPX Corp.	39,800	3,085,694

Energy Exploration & Production | 1.6%

Energen Corp.	33,800	1,661,270
Rosetta Resources, Inc. (a)	50,200	2,447,752

		4,109,022

Energy Services | 2.3%

GulfMark Offshore, Inc., Class A (a)	63,900	2,936,844
Rowan Cos., Inc. (a)	86,300	2,841,859

		5,778,703

Food & Beverages | 1.2%

Ralcorp Holdings, Inc. (a)	42,200	3,126,598

Forest & Paper Products | 1.9%

Rock-Tenn Co., Class A	34,200	2,310,552

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (continued)

Schweitzer-Mauduit International, Inc.	36,700	$2,534,502

		4,845,054

Gas Utilities | 1.0%

New Jersey Resources Corp.	57,100	2,544,947

Health Services | 1.7%

AMERIGROUP Corp. (a)	19,300	1,298,504
VCA Antech, Inc. (a)	130,700	3,033,547

		4,332,051

Housing | 0.8%

Owens Corning, Inc. (a)	58,500	2,107,755

Insurance | 3.2%

Arch Capital Group, Ltd. (a)	81,200	3,023,888
Validus Holdings, Ltd.	89,100	2,757,645
Willis Group Holdings PLC	71,600	2,504,568

		8,286,101

Leisure & Entertainment | 2.5%

Bally Technologies, Inc. (a)	85,205	3,983,334
Texas Roadhouse, Inc.	151,700	2,524,288

		6,507,622

Manufacturing | 9.6%

BE Aerospace, Inc. (a)	75,100	3,489,897
Carpenter Technology Corp.	59,700	3,118,131
FLIR Systems, Inc.	141,100	3,571,241
Harsco Corp.	155,500	3,648,030
Regal-Beloit Corp.	56,150	3,680,632
The Timken Co.	62,000	3,145,880

Description	Shares	Value

TriMas Corp. (a)	171,000	$3,828,690

		24,482,501

Medical Products | 4.4%

CareFusion Corp. (a)	146,100	3,788,373
Haemonetics Corp. (a)	66,900	4,661,592
Henry Schein, Inc. (a)	37,600	2,845,568

		11,295,533

Metals & Mining | 2.4%

Compass Minerals International, Inc.	31,200	2,238,288
US Silica Holdings, Inc.	189,100	3,959,754

		6,198,042

Pharmaceutical & Biotechnology | 1.9%

Medicis Pharmaceutical Corp., Class A	91,400	3,435,726
Vertex Pharmaceuticals, Inc. (a)	32,100	1,316,421

		4,752,147

Real Estate | 11.8%

CBRE Group, Inc., Class A (a)	208,600	4,163,656
Duke Realty Corp. REIT	198,000	2,839,320
Essex Property Trust, Inc. REIT	12,700	1,924,177
Extra Space Storage, Inc. REIT	138,100	3,975,899
Kilroy Realty Corp. REIT	99,050	4,616,720
LaSalle Hotel Properties REIT	148,300	4,173,162
PS Business Parks, Inc. REIT	60,300	3,952,062
The Macerich Co. REIT	75,577	4,364,572

		30,009,568

Retail | 5.6%

American Eagle Outfitters, Inc.	182,850	3,143,191
ANN, Inc. (a)	150,000	4,296,000
Brown Shoe Co., Inc.	247,247	2,282,090
Iconix Brand Group, Inc. (a)	151,000	2,624,380

Description	Shares	Value

Lazard U.S. Small-Mid Cap Equity Portfolio (concluded)

Vera Bradley, Inc. (a)	66,200	$1,998,578

		14,344,239

Semiconductors & Components | 3.5%

ON Semiconductor Corp. (a)	455,200	4,101,352
Xilinx, Inc.	133,400	4,859,762

		8,961,114

Technology | 2.5%

Netscout Systems, Inc. (a)	137,700	2,800,818
SS&C Technologies Holdings, Inc. (a)	155,639	3,631,058

		6,431,876

Technology Hardware | 3.5%

Lexmark International, Inc., Class A	106,500	3,540,060
NCR Corp. (a)	133,200	2,891,772
Polycom, Inc. (a)	134,800	2,570,636

		9,002,468

Transportation | 2.8%

Echo Global Logistics, Inc. (a)	154,276	2,483,844
Hub Group, Inc., Class A (a)	64,200	2,313,126
United Continental Holdings, Inc. (a)	110,400	2,373,600

		7,170,570

Water | 1.0%

California Water Service Group	135,900	2,474,739

Total Common Stocks (Identified cost $229,151,104)		247,660,183

Description	Shares	Value

Preferred Stock | 0.3%

Automotive | 0.3%

Better Place, Inc., Series B (a), (c) (Identified cost $452,901)	181,161	$822,471

Description	Principal Amount (000)	Value

Repurchase Agreement | 3.3%

State Street Bank and Trust Co., 0.01%, 04/02/12 (Dated 03/30/12, collateralized by $8,215,000 United States Treasury Note, 1.50%, 12/31/13, with a value of $8,413,943) Proceeds of $8,247,007 (Identified cost $8,247,000)	$8,247	$8,247,000

Total Investments l 100.6% (Identified cost $237,851,005) (b)		$256,729,654

Liabilities in Excess of Cash and Other Assets l (0.6)%		(1,449,213)

Net Assets l 100.0%		$255,280,441

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 98.5%

Australia | 19.9%

DUET Group	3,027,379	$5,707,356
Hastings Diversified Utilities Fund	632,043	1,381,420
Macquarie Atlas Roads Group (a)	2,345,016	4,129,443
SP AusNet	1,205,857	1,342,768
Spark Infrastructure Group	3,651,059	5,654,013
Sydney Airport	436,694	1,298,243
Transurban Group	801,676	4,650,329

		24,163,572

Austria | 2.1%

Flughafen Wien AG	66,570	2,592,504

France | 3.6%

Aeroports de Paris	53,295	4,374,234

Germany | 6.2%

Fraport AG	119,269	7,468,291

Italy | 20.0%

Atlantia SpA	535,168	8,886,230
Autostrada Torino-Milano SpA	475,051	3,266,081
Hera SpA	1,775,078	2,533,140
Snam Rete Gas SpA	146,747	705,753
Societa Iniziative Autostradali e Servizi SpA	713,549	5,462,529
Terna Rete Elettrica Nazionale SpA	850,550	3,419,016

		24,272,749

Japan | 14.0%

Osaka Gas Co., Ltd.	1,700,300	6,820,099
Toho Gas Co., Ltd.	528,350	3,115,076

Description	Shares	Value

Tokyo Gas Co., Ltd.	1,503,700	$7,085,212

		17,020,387

Mexico | 3.0%

Grupo Aeroportuario del Centro Norte SAB de CV	1,177,847	2,392,740
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	156,700	579,214
Grupo Aeroportuario del Sureste SAB de CV, B Shares	88,550	607,208

		3,579,162

South Korea | 3.7%

Macquarie Korea Infrastructure Fund	901,617	4,440,248

Spain | 7.9%

Abertis Infraestructuras SA	281,222	4,787,713
Enagas SA	71,200	1,370,264
Red Electrica Corporacion SA	69,717	3,411,493

		9,569,470

Switzerland | 3.0%

Flughafen Zuerich AG	9,455	3,660,709

United Kingdom | 1.0%

Severn Trent PLC	24,400	602,589
United Utilities Group PLC	63,000	606,123

		1,208,712

United States | 14.1%

American States Water Co.	33,600	1,214,304
California Water Service Group	134,534	2,449,864
CSX Corp.	273,700	5,890,024
Norfolk Southern Corp.	54,337	3,577,005
PG&E Corp.	27,879	1,210,227
SJW Corp.	22,300	537,876

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)

Union Pacific Corp.	15,806	$1,698,829
Wisconsin Energy Corp.	15,200	534,736

		17,112,865

Total Common Stocks (Identified cost $121,552,604)		119,462,903

Short-Term Investment | 1.4%

State Street Institutional Treasury Money Market Fund (Identified cost $1,721,143)	1,721,143	1,721,143

Total Investments l 99.9% (Identified cost $123,273,747) (b)		$121,184,046

Cash and Other Assets in Excess of Liabilities l 0.1%		107,780

Net Assets l 100.0%		$121,291,826

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at March 31, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation
Forward Currency Purchase Contracts

MXN	SSB	05/16/12	3,698,952	$288,001	$287,936	$—	$65
MXN	SSB	05/16/12	5,695,051	441,050	443,317	2,267	—

Total Forward Currency Purchase Contracts				$729,051	$731,253	$2,267	$65

Forward Currency Sale Contracts

AUD	HSB	05/16/12	22,309,926	$23,692,249	$22,998,636	$693,613	$—
CHF	CIT	05/16/12	3,227,137	3,513,199	3,576,767	—	63,568
EUR	BRC	05/16/12	30,754,385	40,692,664	41,025,339	—	332,675
EUR	CAN	05/16/12	5,083,447	6,730,231	6,781,152	—	50,921
GBP	CAN	05/16/12	766,515	1,221,772	1,225,696	—	3,924
JPY	HSB	05/16/12	1,011,752,851	12,273,490	12,228,115	45,375	—
JPY	MEL	05/16/12	98,683,223	1,182,982	1,192,692	—	9,710
JPY	MEL	05/16/12	287,023,882	3,481,060	3,468,990	12,070	—
KRW	MEL	05/23/12	468,651,686	413,273	412,076	1,197	—
KRW	MEL	05/23/12	4,553,151,856	4,006,293	4,003,497	2,796	—
MXN	SSB	05/16/12	61,033,925	4,791,894	4,751,035	40,859	—

Total Forward Currency Sale Contracts				$101,999,107	$101,663,995	795,910	460,798

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$798,177	$460,863

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 95.4%

Australia | 4.5%

James Hardie Industries SE	189,350	$1,506,341
QBE Insurance Group, Ltd.	65,039	954,642
Telstra Corp., Ltd.	703,494	2,397,469

		4,858,452

Belgium | 3.1%

Anheuser-Busch InBev NV	45,903	3,353,676

Brazil | 2.1%

Banco do Brasil SA	85,165	1,210,678
Cielo SA	31,140	1,055,769

		2,266,447

Canada | 1.9%

Potash Corp. of Saskatchewan, Inc.	24,280	1,108,538
Rogers Communications, Inc., Class B	24,400	968,710

		2,077,248

China | 0.7%

Weichai Power Co., Ltd., Class H	170,000	790,285

Denmark | 0.9%

AP Moeller - Maersk AS Class B	131	1,011,467

Finland | 1.2%

Sampo Oyj, A Shares	46,107	1,332,551

France | 11.0%

AXA SA	44,650	740,203
BNP Paribas SA	38,789	1,840,397

Description	Shares	Value

Cie Generale de Geophysique - Veritas (a)	22,487	$665,498
Danone SA	13,351	931,266
Sanofi SA	39,020	3,030,345
Technip SA	9,879	1,163,802
Total SA	37,738	1,924,664
Valeo SA	32,088	1,682,729

		11,978,904

Germany | 6.6%

Bayerische Motoren Werke AG	17,409	1,565,615
GEA Group AG	15,320	528,379
Merck KGaA	14,588	1,614,460
SAP AG	26,443	1,846,581
Siemens AG	16,023	1,615,348

		7,170,383

Indonesia | 0.5%

PT Bank Mandiri (Persero) Tbk ADR	72,700	551,793

Ireland | 1.2%

Ryanair Holdings PLC Sponsored ADR (a)	35,700	1,295,196

Italy | 0.7%

Atlantia SpA	47,472	788,252

Japan | 15.3%

Asics Corp.	83,490	944,142
Canon, Inc.	34,000	1,606,138
Daito Trust Construction Co., Ltd.	19,700	1,768,407
Don Quijote Co., Ltd.	46,700	1,695,463
Fanuc Corp.	9,500	1,684,910
JS Group Corp.	71,900	1,505,409
Komatsu, Ltd.	57,400	1,635,938
Mitsubishi Corp.	51,300	1,189,996

Description	Shares	Value

Lazard International Equity Portfolio (continued)

Sumitomo Mitsui Financial Group, Inc.	62,600	$2,059,440
Yahoo Japan Corp.	3,961	1,281,570
Yamada Denki Co., Ltd.	21,420	1,337,941

		16,709,354

Netherlands | 1.5%

ING Groep NV (a)	192,163	1,601,029

New Zealand | 0.8%

Telecom Corp. of New Zealand, Ltd.	428,391	850,609

Russia | 1.7%

Sberbank of Russia (k)	558,524	1,802,437

South Africa | 0.8%

Mr Price Group, Ltd. ADR	36,900	913,644

South Korea | 2.6%

Hyundai Mobis	4,276	1,081,218
Samsung Electronics Co., Ltd. GDR	3,091	1,747,961

		2,829,179

Spain | 1.8%

Amadeus IT Holding SA, A Shares	67,982	1,282,946
Mediaset Espana Comunicacion SA	115,603	662,973

		1,945,919

Sweden | 2.6%

Assa Abloy AB, Class B	48,744	1,531,032
Swedbank AB, A Shares	84,861	1,318,618

		2,849,650

Description	Shares	Value

Switzerland | 4.2%

Credit Suisse Group AG	36,925	$1,052,487
Novartis AG	64,138	3,549,723

		4,602,210

Thailand | 0.6%

Kasikornbank Public Co. Ltd.	131,300	666,076

Turkey | 1.1%

Koc Holding AS	132,398	537,823
Turkiye Garanti Bankasi AS ADR	174,500	694,510

		1,232,333

United Kingdom | 28.0%

BG Group PLC	57,481	1,331,304
BHP Billiton PLC	67,128	2,048,108
British American Tobacco PLC	44,890	2,262,109
British Sky Broadcasting Group PLC	61,928	669,604
GlaxoSmithKline PLC	132,631	2,962,583
Informa PLC	263,489	1,860,706
International Power PLC	191,012	1,237,372
Petrofac, Ltd.	38,141	1,061,514
Prudential PLC	161,223	1,927,626
Rexam PLC	362,707	2,483,623
Royal Dutch Shell PLC, A Shares	78,455	2,740,049
Standard Chartered PLC	80,157	2,000,095
Tullow Oil PLC	48,252	1,178,525
Unilever PLC	85,001	2,806,197
Wm Morrison Supermarkets PLC	220,593	1,051,459
WPP PLC	95,186	1,300,977
Xstrata PLC	89,885	1,535,476

		30,457,327

Total Common Stocks (Identified cost $91,733,782)		103,934,421

Description	Principal Amount (000)	Value

Lazard International Equity Portfolio (concluded)

Repurchase Agreement | 3.3%

State Street Bank and Trust Co., 0.01%, 04/02/12 (Dated 03/30/12, collateralized by $3,620,000 United States Treasury Note, 1.50%, 12/31/13, with a value of $3,707,666) Proceeds of $3,634,003 (Identified cost $3,634,000)	$3,634	$3,634,000

Total Investments l 98.7% (Identified cost $95,367,782) (b)		$107,568,421

Cash and Other Assets in Excess
of Liabilities l 1.3%		1,387,104

Net Assets l 100.0%		$108,955,525

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 97.4%

Australia | 4.7%

BHP Billiton, Ltd.	3,436	$123,183
Orica, Ltd.	2,394	69,361
Telstra Corp., Ltd.	35,516	121,037

		313,581

Belgium | 3.2%

Anheuser-Busch InBev NV	2,962	216,404

Brazil | 6.1%

Banco do Brasil SA	8,858	125,922
Cielo SA	3,780	128,157
MRV Engenharia e Participacoes SA	7,685	54,519
Vale SA Sponsored ADR	4,301	100,342

		408,940

Canada | 0.9%

Potash Corp. of Saskatchewan, Inc.	1,385	63,234

China | 2.6%

China Mobile, Ltd. Sponsored ADR	1,900	104,652
Weichai Power Co., Ltd., Class H	14,957	69,531

		174,183

Finland | 1.1%

Sampo Oyj, A Shares	2,684	77,571

France | 9.9%

AXA SA	2,717	45,042
BNP Paribas SA	1,854	87,966
Danone SA	898	62,638

Description	Shares	Value

LVMH Moet Hennessy Louis Vuitton SA	390	$67,020
Sanofi SA	2,233	173,418
Technip SA	651	76,691
Total SA	1,670	85,171
Valeo SA	1,340	70,271

		668,217

Germany | 6.2%

Bayerische Motoren Werke AG	980	88,133
GEA Group AG	1,042	35,938
Merck KGaA	709	78,465
SAP AG	3,108	217,040

		419,576

Indonesia | 1.8%

PT Bank Mandiri (Persero) Tbk	56,500	42,326
PT Telekomunikasi Indonesia Tbk Sponsored ADR	2,714	82,397

		124,723

Ireland | 1.6%

Ryanair Holdings PLC Sponsored ADR (a)	2,957	107,280

Italy | 1.0%

Atlantia SpA	4,266	70,835

Japan | 13.0%

Canon, Inc.	2,192	103,549
Daito Trust Construction Co., Ltd.	1,065	95,602
Fanuc Corp.	886	157,140
JS Group Corp.	4,500	94,219
Komatsu, Ltd.	3,400	96,902
Sumitomo Mitsui Financial Group, Inc.	3,676	120,934
Yahoo Japan Corp.	312	100,947

Description	Shares	Value

Lazard International Equity Select Portfolio (continued)

Yamada Denki Co., Ltd.	1,660	$103,687

		872,980

Netherlands | 1.1%

ING Groep NV (a)	9,275	77,276

Russia | 3.0%

Mobile TeleSystems OJSC Sponsored ADR	2,989	54,818
Sberbank of Russia (k)	44,788	144,538

		199,356

South Africa | 2.0%

Mr Price Group, Ltd.	5,662	69,633
Standard Bank Group, Ltd.	4,276	62,075

		131,708

South Korea | 2.5%

Hyundai Mobis	403	101,901
KT&G Corp.	950	67,411

		169,312

Sweden | 3.1%

Assa Abloy AB, Class B	4,034	126,706
Swedbank AB, A Shares	5,340	82,976

		209,682

Switzerland | 3.9%

Credit Suisse Group AG	2,037	58,061
Novartis AG	3,660	202,563

		260,624

Description	Shares	Value

Taiwan | 2.1%

Taiwan Semiconductor Manufacturing Co., Ltd.	49,341	$141,932

Thailand | 1.8%

Kasikornbank Public Co. Ltd.	24,300	123,272

Turkey | 2.1%

Koc Holding AS	16,352	66,424
Turkcell Iletisim Hizmetleri AS (a)	5,375	27,504
Turkiye Garanti Bankasi AS	11,233	44,496

		138,424

United Kingdom | 23.7%

BG Group PLC	4,292	99,406
British American Tobacco PLC	3,643	183,579
British Sky Broadcasting Group PLC	4,207	45,489
GlaxoSmithKline PLC	7,747	173,045
Informa PLC	15,596	110,136
Petrofac, Ltd.	3,799	105,731
Prudential PLC	10,177	121,679
Rexam PLC	16,820	115,174
Royal Dutch Shell PLC, A Shares	2,810	98,377
Standard Chartered PLC	2,730	68,119
Tullow Oil PLC	3,398	82,994
Unilever PLC	4,947	163,319
Wm Morrison Supermarkets PLC	14,301	68,166
Wolseley PLC	1,666	63,528
Xstrata PLC	5,598	95,629

		1,594,371

Total Common Stocks (Identified cost $6,024,747)		6,563,481

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Short-Term Investment | 2.1%

State Street Institutional Treasury Money Market Fund (Identified cost $139,907)	139,907	$139,907

Total Investments | 99.5% (Identified cost $6,164,654) (b)		$6,703,388

Cash and Other Assets in Excess of Liabilities | 0.5%		33,186

Net Assets | 100.0%		$6,736,574

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 94.4%

Australia | 7.4%

Amcor, Ltd.	963,128	$7,422,559
Ansell, Ltd.	532,440	8,201,219
Caltex Australia, Ltd.	346,003	4,978,275
James Hardie Industries SE	1,392,610	11,078,666
Orica, Ltd.	285,200	8,263,019
Toll Holdings, Ltd.	1,138,106	6,920,183

		46,863,921

Belgium | 2.2%

Anheuser-Busch InBev NV	186,760	13,644,698

Bermuda | 1.5%

Signet Jewelers, Ltd.	194,140	9,334,445

Canada | 1.4%

Potash Corp. of Saskatchewan, Inc.	197,030	8,995,685

China | 1.3%

Shenguan Holdings Group, Ltd.	5,188,000	3,073,163
Weichai Power Co., Ltd., Class H	1,056,000	4,909,066

		7,982,229

Egypt | 0.5%

Eastern Tobacco SAE	176,458	2,979,920

Finland | 2.6%

Sampo Oyj, A Shares	573,610	16,578,058

France | 10.3%

BNP Paribas SA	279,223	13,248,117
Christian Dior SA	55,960	8,586,622

Description	Shares	Value

Cie Generale de Geophysique - Veritas (a)	317,611	$9,399,633
Sanofi SA	197,910	15,369,954
Technip SA	78,280	9,221,829
Valeo SA	178,720	9,372,268

		65,198,423

Germany | 6.5%

Bayerische Motoren Werke AG	110,830	9,967,093
GEA Group AG	316,687	10,922,368
Merck KGaA	63,220	6,996,583
Sky Deutschland AG (a)	1,167,720	3,231,580
Symrise AG	333,713	9,658,082

		40,775,706

Hong Kong | 1.1%

Yingde Gases Group Co.	5,879,500	6,677,852

Indonesia | 3.5%

PT Bank Mandiri (Persero) Tbk	12,665,000	9,487,669
PT Media Nusantara Citra Tbk	60,846,500	12,509,998

		21,997,667

Ireland | 3.6%

Kerry Group PLC Class A	256,320	11,861,405
Ryanair Holdings PLC Sponsored ADR (a)	293,650	10,653,622

		22,515,027

Japan | 8.6%

Asics Corp.	1,023,750	11,577,020
Daito Trust Construction Co., Ltd.	90,300	8,105,944
Don Quijote Co., Ltd.	491,600	17,847,747
JS Group Corp.	307,900	6,446,668
Nabtesco Corp.	439,400	9,014,150

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Yahoo Japan Corp.	3,017	$976,142

		53,967,671

Netherlands | 1.2%

ING Groep NV (a)	905,390	7,543,367

Russia | 1.8%

Sberbank of Russia (k)	3,538,764	11,420,098

South Africa | 2.8%

Aspen Pharmacare Holdings, Ltd.	562,780	8,695,175
Life Healthcare Group Holdings, Ltd.	2,805,950	9,144,668

		17,839,843

South Korea | 1.4%

Hyundai Mobis	33,832	8,554,669

Spain | 0.5%

Mediaset Espana Comunicacion SA	562,180	3,224,051

Sweden | 0.7%

Sandvik AB	314,314	4,520,334

Switzerland | 4.2%

Julius Baer Group, Ltd.	265,602	10,721,764
Novartis AG	285,890	15,822,604

		26,544,368

Thailand | 1.7%

Kasikornbank Public Co. Ltd.	2,166,700	10,991,525

United Kingdom | 29.6%

AMEC PLC	607,528	10,766,897
Associated British Foods PLC	835,360	16,301,141

Description	Shares	Value

BBA Aviation PLC	2,659,118	$9,101,980
BG Group PLC	594,120	13,760,279
British American Tobacco PLC	387,358	19,519,852
British Sky Broadcasting Group PLC	763,150	8,251,656
GlaxoSmithKline PLC	623,230	13,921,108
IG Group Holdings PLC	1,106,770	7,966,259
Informa PLC	3,046,651	21,514,830
Prudential PLC	1,374,810	16,437,599
Rexam PLC	3,101,250	21,235,696
Rockhopper Exploration PLC (a)	1,159,086	6,094,891
Tullow Oil PLC	509,380	12,441,291
Unilever PLC	287,824	9,502,135

		186,815,614

Total Common Stocks (Identified cost $526,070,291)		594,965,171

Preferred Stock | 0.7%

Brazil | 0.7%

Banco Bradesco SA
(Identified cost $4,716,740)	267,172	4,667,405

Short-Term Investment | 4.4%

State Street Institutional Treasury Money Market Fund (Identified cost $27,614,588)	27,614,588	27,614,588

Total Investments l 99.5% (Identified cost $558,401,619) (b)		$627,247,164

Cash and Other Assets in Excess of Liabilities l 0.5%		3,366,769

Net Assets l 100.0%		$630,613,933

Description	Shares	Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 98.0%

Australia | 7.6%

Aristocrat Leisure, Ltd.	229,316	$717,361
Cabcharge Australia, Ltd.	136,877	854,958
Echo Entertainment Group, Ltd.	106,059	482,291
Fairfax Media, Ltd.	369,600	277,566
Industrea, Ltd.	357,962	380,065
James Hardie Industries SE	144,730	1,151,374
Macquarie Atlas Roads Group (a)	532,568	937,823

		4,801,438

Austria | 2.7%

Andritz AG	8,327	814,937
Kapsch TrafficCom AG	10,515	890,515

		1,705,452

Belgium | 5.6%

Arseus NV	68,590	1,122,441
EVS Broadcast Equipment SA	11,684	605,865
Kinepolis Group NV	8,907	831,548
Telenet Group Holding NV	23,704	980,983

		3,540,837

China | 1.5%

AAC Technologies Holdings, Inc.	360,000	975,848

France | 2.3%

Cie Generale de Geophysique - Veritas (a)	16,339	483,549
Valeo SA	18,364	963,028

		1,446,577

Description	Shares	Value

Germany | 7.8%

CompuGroup Medical AG	73,739	$1,042,464
CTS Eventim AG	38,171	1,318,534
Dialog Semiconductor PLC (a)	22,139	540,783
NORMA Group (a)	25,364	627,340
STRATEC Biomedical AG	15,180	627,612
Wirecard AG	42,448	808,149

		4,964,882

Italy | 2.5%

Azimut Holding SpA	75,600	821,241
MARR SpA	66,237	747,359

		1,568,600

Japan | 26.8%

Ain Pharmaciez, Inc.	24,800	1,331,835
Asahi Holdings, Inc.	44,901	969,410
Benesse Holdings, Inc.	15,900	792,407
Daiseki Co., Ltd.	36,200	670,468
Don Quijote Co., Ltd.	34,000	1,234,384
Dr. Ci:Labo Co., Ltd.	180	830,736
JAFCO Co., Ltd.	29,300	710,464
JSR Corp.	37,300	750,777
Konami Corp.	38,850	1,101,149
Kurita Water Industries, Ltd.	22,900	561,087
Misumi Group, Inc.	37,300	907,151
Nomura Research Institute, Ltd.	24,300	602,729
OSG Corp.	42,000	635,303
Rinnai Corp.	10,500	756,071
Santen Pharmaceutical Co., Ltd.	19,490	832,393
Shinko Plantech Co., Ltd.	76,400	650,743
Suruga Bank, Ltd.	101,300	1,034,173
Sysmex Corp.	20,300	819,161
Tamron Co., Ltd.	21,200	683,615
USS Co., Ltd.	11,170	1,132,250

		17,006,306

Description	Shares	Value

Lazard International Small Cap Equity Portfolio (concluded)

Netherlands | 6.0%

Aalberts Industries NV	40,023	$827,369
ASM International NV	20,317	781,742
Gemalto NV	12,980	856,742
Imtech NV	21,744	695,129
Unit 4 NV	21,398	620,713

		3,781,695

Norway | 5.3%

Atea ASA	59,354	716,553
Kongsberg Gruppen ASA	51,820	973,658
Petroleum Geo-Services ASA (a)	41,139	601,400
TGS Nopec Geophysical Co. ASA	38,249	1,048,451

		3,340,062

Singapore | 2.1%

Ezra Holdings, Ltd. (a)	764,000	698,938
XP Power, Ltd.	34,948	630,545

		1,329,483

Sweden | 7.4%

Elekta AB, B Shares	22,195	1,123,538
Getinge AB, B Shares	27,985	796,937
Indutrade AB	18,875	586,295
Intrum Justitia AB	46,549	773,964
Loomis AB, B Shares	58,955	842,113
Mekonomen AB	17,733	569,585

		4,692,432

Switzerland | 1.8%

Dufry AG (a)	8,986	1,174,640

United Kingdom | 18.6%

Abcam PLC	97,729	545,548

Description	Shares	Value

APR Energy PLC (a)	44,298	$669,577
Dignity PLC	59,993	779,186
Diploma PLC	94,151	677,676
GlobeOp Financial Services SA	106,935	844,951
Hansteen Holdings PLC REIT	517,191	598,927
IG Group Holdings PLC	159,843	1,150,511
Intertek Group PLC	19,026	764,150
Jupiter Fund Management PLC	188,388	750,002
Melrose PLC	95,924	649,165
Morgan Crucible Co. PLC	121,936	628,018
Provident Financial PLC	38,262	701,353
Rightmove PLC	31,131	723,010
RPC Group PLC	102,590	603,861
Spectris PLC	21,795	628,546
Synergy Health PLC	46,013	624,846
Yule Catto & Co. PLC	106,842	423,817

		11,763,144

Total Common Stocks (Identified cost $48,980,481)		62,091,396

Short-Term Investment | 1.3%

State Street Institutional Treasury Money Market Fund (Identified cost $813,823)	813,823	813,823

Total Investments l 99.3% (Identified cost $49,794,304) (b)		$62,905,219

Cash and Other Assets in Excess of Liabilities l 0.7%		414,412

Net Assets l 100.0%		$63,319,631

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 93.8%

Argentina | 1.0%

YPF Sociedad Anonima Sponsored ADR	5,574,797	$158,379,983

Brazil | 17.1%

Banco do Brasil SA	36,189,110	514,452,549
CCR SA	19,021,400	154,009,308
Cielo SA	14,877,320	504,400,194
Companhia Siderurgica Nacional SA Sponsored ADR	19,836,024	187,648,787
Natura Cosmeticos SA	9,826,400	213,705,158
Redecard SA	28,946,720	562,141,513
Souza Cruz SA	14,401,424	220,898,886
Vale SA Sponsored ADR	15,880,900	370,501,397

		2,727,757,792

Canada | 0.9%

First Quantum Minerals, Ltd.	7,329,600	139,765,394

China | 4.0%

China Construction Bank Corp., Class H	181,802,220	140,702,377
China Mobile, Ltd. Sponsored ADR	4,653,804	256,331,524
NetEase.com, Inc. Sponsored ADR (a)	2,359,356	137,078,583
Weichai Power Co., Ltd., Class H	23,707,500	110,209,934

		644,322,418

Egypt | 2.6%

Commercial International Bank Egypt SAE	29,075,818	120,635,762
Eastern Tobacco SAE	3,075,281	51,933,553
Egyptian Co. for Mobile Services	1,894,486	56,458,192

Description	Shares	Value

Orascom Construction Industries	4,318,112	$184,449,155

		413,476,662

France | 0.7%

CFAO SA	2,605,951	111,982,413

Hong Kong | 0.8%

Huabao International Holdings, Ltd.	211,907,000	136,440,432

Hungary | 1.3%

OTP Bank PLC	12,167,069	210,999,303

India | 4.9%

Bank of India	16,569,757	117,316,937
Bharat Heavy Electricals, Ltd.	33,372,660	168,550,111
Infosys, Ltd. Sponsored ADR	1,662,308	94,801,425
Jindal Steel & Power, Ltd.	14,555,576	155,427,095
Punjab National Bank, Ltd.	13,801,369	250,995,552

		787,091,120

Indonesia | 5.4%

PT Bank Mandiri (Persero) Tbk	167,639,930	125,583,281
PT Perusahaan Gas Negara (Persero) Tbk	257,672,500	107,081,748
PT Semen Gresik (Persero) Tbk	84,955,800	113,813,271
PT Tambang Batubara Bukit Asam Tbk	45,104,000	101,118,985
PT Telekomunikasi Indonesia Tbk Sponsored ADR	9,440,449	286,612,032
PT United Tractors Tbk	35,323,984	127,481,569

		861,690,886

Malaysia | 0.7%

British American Tobacco Malaysia Berhad	6,214,500	114,857,186

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

Mexico | 4.8%

America Movil SAB de CV ADR, Series L	8,637,570	$214,470,863
Desarrolladora Homex SAB de CV ADR (a)	705,612	13,237,281
Grupo Mexico SAB de CV, Series B	87,170,747	275,266,002
Grupo Televisa SA Sponsored ADR	6,764,100	142,587,228
Kimberly-Clark de Mexico SAB de CV, Series A	52,660,095	117,719,420

		763,280,794

Pakistan | 1.2%

Oil & Gas Development Co., Ltd.	52,154,549	96,018,909
Pakistan Petroleum, Ltd.	51,296,768	103,272,551

		199,291,460

Philippines | 2.0%

Philippine Long Distance Telephone Co. Sponsored ADR	5,154,150	320,536,588

Russia | 8.9%

Gazprom OAO Sponsored ADR	16,657,131	203,216,998
Lukoil OAO Sponsored ADR	2,019,750	122,800,800
Magnit OJSC Sponsored GDR (d), (k)	4,177,365	121,728,416
Mobile TeleSystems OJSC Sponsored ADR	15,671,843	287,421,601
Oriflame Cosmetics SA SDR	2,598,429	100,114,809
Sberbank of Russia (k)	99,381,105	320,717,037
TNK-BP Holding (k)	39,192,194	126,839,657
Uralkali OJSC Sponsored GDR	3,511,389	132,414,479

		1,415,253,797

South Africa | 10.6%

Bidvest Group, Ltd.	9,797,015	229,567,650
Massmart Holdings, Ltd.	2,245,996	47,414,495

Description	Shares	Value

Murray & Roberts Holdings, Ltd. (a)	27,507,255	$100,763,116
Nedbank Group, Ltd.	7,330,646	156,723,497
Pretoria Portland Cement Co., Ltd.	31,726,033	135,655,571
Sanlam, Ltd.	30,616,367	132,427,461
Shoprite Holdings, Ltd.	17,009,786	304,451,000
Standard Bank Group, Ltd.	9,388,429	136,291,938
Tiger Brands, Ltd.	4,634,808	162,638,198
Truworths International, Ltd.	17,716,281	186,516,341
Vodacom Group, Ltd.	6,002,139	84,621,475
Woolworths Holdings, Ltd.	3,215,899	20,185,835

		1,697,256,577

South Korea | 13.5%

Hite Jinro Co., Ltd.	1,992,028	45,271,366
Hyundai Mobis	788,384	199,348,675
KB Financial Group, Inc.	6,078,730	221,839,712
Korea Life Insurance Co., Ltd. (a)	31,200,643	206,251,106
KT&G Corp.	4,553,670	323,123,488
NHN Corp.	975,121	223,760,169
Samsung Electronics Co., Ltd.	356,329	400,970,368
Shinhan Financial Group Co., Ltd.	9,601,714	370,747,088
Woongjin Coway Co., Ltd.	4,936,084	163,802,796

		2,155,114,768

Taiwan | 4.8%

Hon Hai Precision Industry Co., Ltd.	44,169,199	171,352,158
HTC Corp.	10,551,935	213,437,639
MediaTek, Inc.	11,543,421	110,488,622
Taiwan Semiconductor Manufacturing Co., Ltd.	92,576,284	266,300,514

		761,578,933

Thailand | 3.4%

Banpu Public Co. Ltd.	4,877,450	96,442,285
CP All Public Co. Ltd. (k)	67,141,900	142,554,115
Kasikornbank Public Co. Ltd.	26,713,200	135,514,289

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

PTT Exploration & Production Public Co. Ltd. (k)	3,487,250	$19,725,288
The Siam Cement Public Co. Ltd.	10,527,100	141,953,763

		536,189,740

Turkey | 5.2%

Akbank TAS	32,793,606	128,797,196
Koc Holding AS	39,320,118	159,724,880
Turkcell Iletisim Hizmetleri AS (a)	51,437,359	263,204,126
Turkiye Is Bankasi AS, C Shares	112,294,808	276,594,405

		828,320,607

Total Common Stocks (Identified cost $13,608,973,778)		14,983,586,853

Preferred Stocks | 2.8%

Brazil | 2.8%

CEMIG SA Sponsored ADR	10,767,707	256,056,073
Companhia de Bebidas das Americas SA Sponsored ADR	4,416,248	182,479,367

Total Preferred Stocks (Identified cost $281,567,003)		438,535,440

Right | 0.1%

South Africa | 0.1%

Murray & Roberts Holdings, Ltd. Expires 04/20/12 (Identified cost $0)	9,352,467	12,252,939

Short-Term Investment | 2.4%

State Street Institutional Treasury Money Market Fund (Identified cost $388,801,604)	388,801,604	388,801,604

Description	Value

Total Investments | 99.1% (Identified cost $14,279,342,385) (b)	$15,823,176,836

Cash and Other Assets in Excess of Liabilities | 0.9%	150,931,751

Net Assets | 100.0%	$15,974,108,587

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 88.4%

Brazil | 11.0%

Cia Hering	226,134	$5,840,871
Cyrela Brazil Realty SA Empreendimentos e Participacoes	587,860	5,200,876
Localiza Rent a Car SA	221,781	4,082,194
MRV Engenharia e Participacoes SA	1,099,395	7,799,263
Petroleo Brasileiro SA Sponsored ADR	236,900	6,055,164
Totvs SA	222,800	4,113,156
Vale SA Sponsored ADR	181,115	4,225,413

		37,316,937

China | 20.5%

AAC Technologies Holdings, Inc.	1,757,700	4,764,580
Agricultural Bank of China, Ltd., Class H	14,676,500	6,274,633
China Construction Bank Corp., Class H	7,186,849	5,562,125
China Merchants Bank Co., Ltd., Class H	2,546,906	5,208,242
China National Materials Co., Ltd., Class H	15,373,890	6,196,635
China Petroleum & Chemical Corp. ADR	26,135	2,841,397
China State Construction International Holdings, Ltd.	9,000,940	8,322,237
Daphne International Holdings, Ltd.	3,126,000	4,258,949
First Tractor Co., Ltd., Class H	3,300,000	3,335,887
Hidili Industry International Development, Ltd.	8,253,900	2,922,939
NetEase.com, Inc. Sponsored ADR (a)	55,985	3,252,729
Ping An Insurance (Group) Co. of China, Ltd., Class H	763,000	5,782,276
Sands China, Ltd.	1,083,400	4,227,263

Description	Shares	Value

Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	5,130,800	$6,831,773

		69,781,665

Colombia | 2.0%

Pacific Rubiales Energy Corp.	238,435	6,965,759

Hong Kong | 2.1%

Hengdeli Holdings, Ltd.	13,392,000	5,604,754
Vinda International Holdings, Ltd.	931,000	1,436,264

		7,041,018

India | 5.9%

Cairn India, Ltd. (a)	830,402	5,424,630
HDFC Bank, Ltd. Sponsored ADR	85,600	2,918,960
ICICI Bank, Ltd. Sponsored ADR	147,730	5,151,345
Shriram Transport Finance Co., Ltd.	543,778	6,393,621

		19,888,556

Indonesia | 1.7%

PT Bank Rakyat Indonesia (Persero) Tbk	7,681,600	5,838,486

Kazakhstan | 1.7%

Halyk Savings Bank of Kazakhstan JSC GDR (a)	461,670	3,000,855
Zhaikmunai LP GDR (a)	248,798	2,784,050

		5,784,905

Mexico | 3.3%

Corporacion Geo SAB de CV, Series B (a)	5,059,306	7,897,133
Grupo Financiero Banorte SAB de CV, Class O	768,157	3,414,552

		11,311,685

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (continued)

Peru | 1.5%

Credicorp, Ltd.	37,400	$4,930,068

Philippines | 1.1%

SM Investments Corp.	252,657	3,883,862

Qatar | 1.0%

Qatar Electricity & Water Co.	83,278	3,316,482

Russia | 16.3%

Alliance Oil Co., Ltd. SDR (a)	496,227	5,475,463
Eurasia Drilling Co., Ltd. GDR	237,175	6,538,915
Gazprom OAO Sponsored ADR	187,830	2,323,457
Globaltrans Investment PLC Sponsored GDR	499,909	8,548,444
Rosneft Oil Co. OJSC GDR	737,932	5,224,558
Sberbank of Russia (k)	3,238,306	10,450,477
TMK OAO GDR	336,460	4,508,564
Uralkali OJSC Sponsored GDR	107,532	4,055,032
VTB Bank OJSC GDR	1,230,660	5,550,277
X5 Retail Group NV GDR (a)	120,404	2,762,067

		55,437,254

South Africa | 7.2%

Barloworld, Ltd.	705,484	9,194,928
Exxaro Resources, Ltd. Sponsored ADR	377,780	9,705,168
Standard Bank Group, Ltd.	386,525	5,611,188

		24,511,284

South Korea | 5.0%

Mando Corp.	27,103	3,982,745
Samsung Electronics Co., Ltd.	7,783	8,758,064

Description	Shares	Value

Samsung Engineering Co., Ltd.	19,529	$4,171,059

		16,911,868

Taiwan | 4.3%

Synnex Technology International Corp.	3,291,989	8,175,737
Tripod Technology Corp.	1,182,140	3,965,233
Yuanta Financial Holding Co., Ltd. (a)	4,638,159	2,412,229

		14,553,199

Thailand | 0.9%

PTT Exploration & Production Public Co. Ltd. (k)	515,049	2,913,324

Turkey | 1.9%

Aselsan Elektronik Sanayi Ve Ticaret	609,296	3,623,710
Turkiye Garanti Bankasi AS ADR	741,940	2,952,921

		6,576,631

United States | 1.0%

NII Holdings, Inc. (a)	177,977	3,258,759

Total Common Stocks (Identified cost $311,544,947)		300,221,742

Preferred Stocks | 6.0%

Brazil | 4.5%

Banco Bradesco SA Sponsored ADR	364,333	6,375,827
Gerdau SA Sponsored ADR	424,550	4,088,417
Marcopolo SA	945,800	4,844,411

		15,308,655

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

Colombia | 1.5%

Bancolombia SA Sponsored ADR	76,400	$4,940,024

Total Preferred Stocks (Identified cost $19,454,165)		20,248,679

Short-Term Investment | 6.9%

State Street Institutional Treasury Money Market Fund (Identified cost $23,463,978)	23,463,978	23,463,978

Total Investments | 101.3% (Identified cost $354,463,090) (b)		$343,934,399

Liabilities in Excess of Cash and Other Assets | (1.3)%		(4,382,251)

Net Assets | 100.0%		$339,552,148

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio

Common Stocks | 88.5%

Argentina | 0.7%

YPF Sociedad Anonima Sponsored ADR	34,375	$976,594

Brazil | 12.5%

Banco do Brasil SA	91,107	1,295,147
Cia Hering	98,127	2,534,547
Cielo SA Sponsored ADR	58,210	1,970,408
Companhia Siderurgica Nacional SA Sponsored ADR	83,845	793,174
Localiza Rent a Car SA	118,200	2,175,639
MRV Engenharia e Participacoes SA	369,100	2,618,447
Natura Cosmeticos SA	43,850	953,653
Petroleo Brasileiro SA Sponsored ADR	98,800	2,525,328
Redecard SA	86,600	1,681,761
Souza Cruz SA	75,095	1,151,858

		17,699,962

Canada | 0.6%

First Quantum Minerals, Ltd.	48,305	921,110

China | 13.3%

AAC Technologies Holdings, Inc.	849,640	2,303,111
Agricultural Bank of China, Ltd., Class H	6,129,000	2,620,327
China Construction Bank Corp., Class H	1,070,461	828,463
China Mobile, Ltd. Sponsored ADR	16,600	914,328
China National Materials Co., Ltd., Class H	4,098,000	1,651,749
China State Construction International Holdings, Ltd.	3,162,504	2,924,040
Daphne International Holdings, Ltd.	1,542,000	2,100,863

Description	Shares	Value

Hidili Industry International Development, Ltd.	2,934,360	$1,039,139
Ping An Insurance (Group) Co. of China, Ltd., Class H	326,500	2,474,329
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	1,510,840	2,011,717

		18,868,066

Colombia | 2.2%

Pacific Rubiales Energy Corp.	105,100	3,070,444

Egypt | 1.7%

Commercial International Bank Egypt SAE	314,749	1,305,896
Orascom Construction Industries	25,393	1,084,668

		2,390,564

Hungary | 0.8%

OTP Bank PLC	62,727	1,087,801

India | 1.4%

ICICI Bank, Ltd. Sponsored ADR	56,190	1,959,345

Indonesia | 3.4%

PT Bank Rakyat Indonesia (Persero) Tbk	2,617,118	1,989,170
PT Telekomunikasi Indonesia Tbk Sponsored ADR	43,350	1,316,106
PT United Tractors Tbk	431,015	1,555,500

		4,860,776

Kazakhstan | 0.8%

Halyk Savings Bank of Kazakhstan JSC GDR (a)	170,244	1,106,586

Mexico | 5.8%

America Movil SAB de CV ADR, Series L	42,908	1,065,406

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (continued)

Corporacion Geo SAB de CV, Series B (a)	930,100	$1,451,804
Grupo Financiero Banorte SAB de CV, Class O	486,500	2,162,552
Grupo Mexico SAB de CV, Series B	404,901	1,278,588
Grupo Televisa SA Sponsored ADR	45,973	969,111
Kimberly-Clark de Mexico SAB de CV, Series A	564,000	1,260,798

		8,188,259

Philippines | 2.1%

Philippine Long Distance Telephone Co. Sponsored ADR	26,192	1,628,880
SM Investments Corp.	92,948	1,428,804

		3,057,684

Russia | 15.6%

Alliance Oil Co., Ltd. SDR (a)	203,144	2,241,530
Eurasia Drilling Co., Ltd. GDR	91,692	2,527,948
Gazprom OAO Sponsored ADR	216,794	2,681,249
Globaltrans Investment PLC Sponsored GDR	154,632	2,644,207
Lukoil OAO Sponsored ADR	18,768	1,141,094
Mobile TeleSystems OJSC Sponsored ADR	88,220	1,617,955
Oriflame Cosmetics SA SDR	24,241	933,981
Sberbank of Russia (k)	808,578	2,609,397
Sberbank of Russia Sponsored ADR (a)	117,272	1,570,272
TMK OAO GDR	128,750	1,725,250
Uralkali OJSC Sponsored GDR	65,809	2,481,657

		22,174,540

South Africa | 6.3%

Exxaro Resources, Ltd.	108,490	2,802,128
Standard Bank Group, Ltd.	237,374	3,445,961
Tiger Brands, Ltd.	34,099	1,196,554

Description	Shares	Value

Truworths International, Ltd.	150,813	$1,587,754

		9,032,397

South Korea | 11.5%

Hyundai Mobis	4,477	1,132,042
Korea Life Insurance Co., Ltd. (a)	163,232	1,079,041
KT&G Corp.	23,865	1,693,435
Mando Corp.	16,672	2,449,925
NHN Corp.	9,186	2,107,904
Samsung Electronics Co., Ltd.	3,760	4,231,058
Samsung Engineering Co., Ltd.	9,190	1,962,826
Shinhan Financial Group Co., Ltd.	43,220	1,668,836

		16,325,067

Taiwan | 5.5%

Hon Hai Precision Industry Co., Ltd.	325,281	1,261,911
HTC Corp. GDR	13,817	1,117,925
MediaTek, Inc.	43,000	411,577
Synnex Technology International Corp.	889,190	2,208,326
Taiwan Semiconductor Manufacturing Co., Ltd.	421,000	1,211,029
Tripod Technology Corp.	462,146	1,550,169

		7,760,937

Thailand | 0.8%

Banpu Public Co. Ltd.	57,030	1,127,660

Turkey | 2.7%

Koc Holding AS ADR	69,598	1,416,319
Turkcell Iletisim Hizmetleri AS ADR (a)	91,055	1,147,293
Turkiye Is Bankasi AS, C Shares	542,230	1,335,572

		3,899,184

Description	Shares	Value

Lazard Emerging Markets Equity Blend Portfolio (concluded)

United States | 0.8%

NII Holdings, Inc. (a)	65,900	$1,206,629

Total Common Stocks (Identified cost $124,620,676)		125,713,605

Preferred Stocks | 5.6%

Brazil | 4.0%

CEMIG SA Sponsored ADR	71,215	1,693,493
Marcopolo SA	476,500	2,440,645
Vale SA Sponsored ADR	65,200	1,479,388

		5,613,526

Colombia | 1.6%

Bancolombia SA Sponsored ADR	36,120	2,335,519

Total Preferred Stocks (Identified cost $7,409,076)		7,949,045

Short-Term Investment | 5.6%

State Street Institutional Treasury Money Market Fund (Identified cost $8,003,748)	8,003,748	8,003,748

Total Investments | 99.7% (Identified cost $140,033,500) (b)		$141,666,398

Cash and Other Assets in Excess of Liabilities | 0.3%		373,720

Net Assets | 100.0%		$142,040,118

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio

Common Stocks | 54.3%

Argentina | 0.4%

YPF Sociedad Anonima Sponsored ADR (e)	9,987	$283,731

Brazil | 7.7%

Banco do Brasil SA	10,890	154,809
Banco do Brasil SA Sponsored ADR (e)	15,360	219,802
Cia Hering	28,390	733,292
Cielo SA Sponsored ADR (e)	16,890	571,726
Companhia Siderurgica Nacional SA Sponsored ADR	24,330	230,162
Localiza Rent a Car SA	34,300	631,340
MRV Engenharia e Participacoes SA	106,770	757,441
Natura Cosmeticos SA	12,740	277,070
Petroleo Brasileiro SA Sponsored ADR (e)	28,700	733,572
Redecard SA	11,948	232,029
Redecard SA Sponsored GDR (d),(e)	7,273	282,659
Souza Cruz SA	21,780	334,077

		5,157,979

Canada | 0.4%

First Quantum Minerals, Ltd.	13,980	266,580

China | 8.1%

AAC Technologies Holdings, Inc.	246,000	666,830
Agricultural Bank of China, Ltd., Class H	1,809,000	773,400
China Construction Bank Corp., Class H	310,000	239,919
China Mobile, Ltd. Sponsored ADR	4,800	264,384
China National Materials Co., Ltd., Class H	1,189,000	479,241

Description	Shares	Value

China State Construction International Holdings, Ltd.	917,600	$848,410
Daphne International Holdings, Ltd.	446,000	607,643
Hidili Industry International Development, Ltd.	851,000	301,363
Ping An Insurance (Group) Co. of China, Ltd., Class H	95,000	719,942
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	438,180	583,446

		5,484,578

Colombia | 1.3%

Pacific Rubiales Energy Corp.	30,400	888,121

Egypt | 1.2%

Commercial International Bank Egypt SAE	70,659	293,165
Commercial International Bank Egypt SAE GDR	20,273	83,545
Orascom Construction Industries	7,442	317,887
Orascom Construction Industries Sponsored ADR	1,950	84,747

		779,344

Hungary | 0.5%

OTP Bank PLC	18,173	315,153

India | 0.8%

ICICI Bank, Ltd. Sponsored ADR (e)	16,300	568,381

Indonesia | 2.1%

PT Bank Rakyat Indonesia (Persero) Tbk	759,000	576,887
PT Telekomunikasi Indonesia Tbk Sponsored ADR (e)	12,650	384,054
PT United Tractors Tbk	125,515	452,974

		1,413,915

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Kazakhstan | 0.5%

Halyk Savings Bank of Kazakhstan JSC GDR (a),(e)	49,034	$318,721

Mexico | 3.5%

America Movil SAB de CV ADR, Series L	12,490	310,127
Corporacion Geo SAB de CV, Series B (a)	269,000	419,885
Grupo Financiero Banorte SAB de CV, Class O	141,100	627,207
Grupo Mexico SAB de CV, Series B	117,409	370,752
Grupo Televisa SA Sponsored ADR	13,292	280,195
Kimberly-Clark de Mexico SAB de CV, Series A	163,725	366,000

		2,374,166

Philippines | 1.3%

Philippine Long Distance Telephone Co. Sponsored ADR (e)	7,333	456,039
SM Investments Corp.	26,950	414,278

		870,317

Russia | 9.5%

Alliance Oil Co., Ltd. SDR (a)	58,748	648,237
Eurasia Drilling Co., Ltd. GDR	26,517	731,074
Gazprom OAO Sponsored ADR	61,854	764,998
Globaltrans Investment PLC Sponsored GDR	44,718	764,677
Lukoil OAO Sponsored ADR	5,485	333,488
Mobile TeleSystems OJSC Sponsored ADR (e)	25,560	468,770
Oriflame Cosmetics SA SDR	7,012	270,165
Sberbank of Russia (k)	233,835	754,619
Sberbank of Russia Sponsored ADR (a)	34,052	455,956
TMK OAO GDR	37,212	498,641

Description	Shares	Value

Uralkali OJSC Sponsored GDR (e)	17,205	$648,801
Uralkali OJSC Sponsored GDR	1,800	67,878

		6,407,304

South Africa | 3.9%

Exxaro Resources, Ltd.	31,462	812,614
Standard Bank Group, Ltd.	68,845	999,424
Tiger Brands, Ltd.	9,845	345,467
Truworths International, Ltd.	43,728	460,367

		2,617,872

South Korea | 7.1%

Hyundai Mobis	1,317	333,013
Korea Life Insurance Co., Ltd.	47,320	312,808
KT&G Corp.	2,411	171,082
KT&G Corp. GDR (d),(e)	9,033	320,486
Mando Corp.	4,831	709,908
NHN Corp.	2,669	612,453
Samsung Electronics Co., Ltd.	828	931,733
Samsung Electronics Co., Ltd. GDR	541	305,935
Samsung Engineering Co., Ltd.	2,665	569,198
Shinhan Financial Group Co., Ltd.	5,130	198,083
Shinhan Financial Group Co., Ltd. ADR	3,746	288,817

		4,753,516

Taiwan | 3.3%

Hon Hai Precision Industry Co., Ltd. GDR	1,400	10,920
Hon Hai Precision Industry Co., Ltd. GDR (e)	45,702	356,475
HTC Corp. GDR	3,966	320,887
MediaTek, Inc.	12,000	114,859
Synnex Technology International Corp.	261,000	648,200
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	22,856	349,240

Description	Shares	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Tripod Technology Corp.	134,060	$449,675

		2,250,256

Thailand | 0.5%

Banpu Public Co. Ltd.	16,500	326,256

Turkey | 1.7%

Koc Holding AS ADR	20,185	410,765
Turkcell Iletisim Hizmetleri AS ADR (a)	26,390	332,514
Turkiye Is Bankasi AS, C Shares	157,206	387,215

		1,130,494

United States | 0.5%

NII Holdings, Inc. (a)	19,100	349,721

Total Common Stocks (Identified cost $34,896,005)		36,556,405

Preferred Stocks | 3.4%

Brazil | 2.4%

CEMIG SA Sponsored ADR (e)	20,611	490,129
Marcopolo SA	138,200	707,864
Vale SA Sponsored ADR (e)	19,000	431,110

		1,629,103

Colombia | 1.0%

Bancolombia SA Sponsored ADR (e)	10,480	677,637

Total Preferred Stocks (Identified cost $2,105,715)		2,306,740

Description	Principal Amount (000) (f)	Value

Corporate Bonds | 4.4%

Brazil | 1.1%

Banco do Brasil SA, 9.250%, 04/15/23	200	$217,450
Oi SA, 5.750%, 02/10/22 (d)	200	205,750
Petrobras International Finance Co., 5.375%, 01/27/21	300	323,022

		746,222

Chile | 0.2%

Automotores Gildemeister SA, 8.250%, 05/24/21 (d)	125	133,313

Colombia | 0.7%

Pacific Rubiales Energy Corp., 7.250%, 12/12/21 (d)	215	235,317
Transportadora de Gas Internacional SA ESP, 5.700%, 03/20/22	200	206,000

		441,317

Indonesia | 0.3%

PT Pertamina (Persero) Tbk, 6.500%, 05/27/41	200	216,000

Netherlands | 0.3%

Listrindo Capital BV, 6.950%, 02/21/19 (d)	200	206,424

Peru | 0.3%

Volcan Cia Minera SAA, 5.375%, 02/02/22 (d)	150	155,466

Russia | 1.3%

Alfa-Bank, 7.875%, 09/25/17	200	206,300

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

ALROSA Finance SA, 7.750%, 11/03/20	200	$213,500
MTS International Funding, Ltd., 8.625%, 06/22/20	225	260,282
Russian Standard Bank, 7.730%, 12/16/15	200	193,000

		873,082

United Arab Emirates | 0.2%

DP World, Ltd., 6.850%, 07/02/37	150	144,750

Total Corporate Bonds (Identified cost $2,809,823)		2,916,574

Foreign Government Obligations | 11.8%

Argentina | 0.4%

Republic of Argentina:
8.750%, 06/02/17	65	62,887
8.280%, 12/31/33	60	44,206
0.00%, 12/15/35	600	78,000
2.500%, 12/31/38 (g)	125	44,688

		229,781

Dominican Republic | 0.2%

Dominican Republic:
11.700%, 06/06/14 (h)	2,500	63,201
9.040%, 01/23/18	44	47,829
7.500%, 05/06/21	25	25,750

		136,780

Gambia | 0.4%

Gabonese Republic, 8.200%, 12/12/17	200	243,250

Description	Principal Amount (000) (f)	Value

Ghana | 0.2%

Republic of Ghana, 8.500%, 10/04/17	100	$114,500

Indonesia | 0.5%

Republic of Indonesia:
6.625%, 02/17/37	100	123,250
5.250%, 01/17/42	200	209,750

		333,000

Iraq | 0.6%

Republic of Iraq, 5.800%, 01/15/28	500	421,250

Israel | 0.0%

Israel Government Bond - Shahar, 10.000%, 05/31/12 (h)	82	24,223

Ivory Coast | 0.6%

Ivory Coast, 2.450%, 12/31/32 (i)	650	407,875

Mexico | 4.0%

Mexican Bonos, 7.500%, 06/21/12 (h)	800	62,932
Mexican Cetes:
0.00%, 05/03/12 (h)	83,500	650,023
0.00%, 06/07/12 (h)	30,000	232,542
0.00%, 06/14/12 (h)	18,900	146,363
0.00%, 06/28/12 (h)	50,000	386,672
0.00%, 07/26/12 (h)	8,500	65,502
0.00%, 08/23/12 (h)	91,100	699,332
Mexican Udibonos, 2.500%, 12/10/20 (h)	1,240	460,951

		2,704,317

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Namibia | 0.3%

Namibia International Bonds, 5.500%, 11/03/21 (d)	200	$209,500

Nigeria | 0.3%

Republic of Nigeria, 6.750%, 01/28/21	200	219,500

Qatar | 0.5%

State of Qatar, 4.500%, 01/20/22 (d)	325	339,235

Romania | 0.8%

Romania Treasury Bills:
0.00%, 04/04/12 (h)	210	63,834
0.00%, 06/06/12 (h)	360	108,432
0.00%, 06/20/12 (h)	260	78,158
0.00%, 07/25/12 (h)	250	74,771
0.00%, 08/08/12 (h)	740	220,829

		546,024

Russia | 0.6%

Russia Eurobonds:
3.250%, 04/04/17 (d)	200	200,100
5.625%, 04/04/42 (d)	200	198,400

		398,500

South Africa | 1.4%

Republic of South Africa:
8.250%, 09/15/17 (h)	4,561	619,288
8.000%, 12/21/18 (h)	1,200	158,944
7.250%, 01/15/20 (h)	1,200	151,568

		929,800

Description	Principal Amount (000) (f)	Value

Turkey | 0.6%

Turkey Government Bonds:
4.000%, 04/29/15 (h)	192	$111,159
3.000%, 07/21/21 (h)	355	192,142
3.000%, 02/23/22 (h)	201	108,335

		411,636

Uruguay | 0.1%

Uruguay Treasury Bills:
0.000%, 05/18/12 (h)	1,000	50,697
0.000%, 07/20/12 (h)	650	32,415

		83,112

Venezuela | 0.3%

Republic of Venezuela:
7.000%, 12/01/18	200	167,000
7.000%, 03/31/38	60	42,600

		209,600

Total Foreign Government Obligations (Identified cost $7,817,524)		7,961,883

Quasi Bonds | 0.3%

Colombia | 0.1%

Empresas Publicas de Medellin, 8.375%, 02/01/21 (h)	100,000	59,444

Venezuela | 0.2%

Petroleos de Venezuela SA:
5.250%, 04/12/17	50	37,875

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

8.500%, 11/02/17	135	$120,015

		157,890

Total Quasi Bonds (Identified cost $190,517)		217,334

Supranationals | 0.4%

Indonesia | 0.4%

European Bank for Reconstruction & Development, 7.200%, 06/08/16 (h)	560,000	64,478
Export-Import Bank of Korea:
8.300%, 03/15/14 (h)	430,000	48,220
8.400%, 07/06/16 (h)	850,000	97,094
Inter-American Development Bank, 0.000%, 08/20/15 (h)	900,000	81,038

Total Supranationals (Identified cost $302,145)		290,830

Description	Shares	Value

Short-Term Investment | 24.6%

State Street Institutional Treasury Money Market Fund (Identified cost $16,546,248)	16,546,248	$16,546,248

Total Investments l 99.2% (Identified cost $64,667,977) (b)		66,796,014

	Number of
Description	Contracts	Value

Purchased Options | 0.1%

EUR vs HUF May 12 290.00 Call, Expires 05/03/12	560	$18,821
USD vs JPY May 12 79.50 Call, Expires 05/17/12	840	35,784

	Number of
Description	Contracts	Value

USD vs MXN April 12 12.81 Put, Expires 04/11/12	850	$7,140

Total Purchased Options (Identified cost $37,001)		61,745

Total Investments and Purchased Options l 99.3% (Identified cost $64,704,978)		$66,857,759

Cash and Other Assets in Excess of Liabilities l 0.7%		463,055

Net Assets l 100.0%		$67,320,814

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts

BRL	BRC	04/03/12	182,008	$99,889	$99,706	$—	$183
BRL	BRC	04/03/12	215,000	124,790	117,780	—	7,010
BRL	BRC	05/03/12	185,024	101,173	100,667	—	506
BRL	BRC	05/03/12	211,984	115,538	115,334	—	204
BRL	BRC	05/03/12	264,456	144,000	143,882	—	118
BRL	CIT	04/03/12	215,000	124,935	117,780	—	7,155
BRL	CIT	04/03/12	215,000	124,616	117,779	—	6,837
BRL	CIT	05/03/12	185,024	101,117	100,666	—	451
BRL	CIT	05/03/12	211,984	115,541	115,334	—	207
BRL	HSB	04/03/12	129,338	75,000	70,852	—	4,148
BRL	HSB	04/03/12	140,584	80,000	77,013	—	2,987
BRL	HSB	04/03/12	215,000	124,790	117,780	—	7,010
BRL	HSB	04/03/12	215,000	124,544	117,779	—	6,765
BRL	HSB	05/03/12	185,024	101,112	100,666	—	446
BRL	HSB	05/03/12	211,984	115,598	115,334	—	264
BRL	JPM	04/03/12	117,503	68,106	64,369	—	3,737
BRL	JPM	04/03/12	153,897	84,461	84,306	—	155
BRL	JPM	05/03/12	185,024	101,120	100,666	—	454
BRL	RBC	04/03/12	1,250,302	688,000	684,928	—	3,072
BRL	RBC	05/03/12	1,282,540	700,000	697,791	—	2,209
CLP	BNP	05/14/12	43,974,000	90,000	89,544	—	456
CLP	HSB	04/13/12	91,513,750	179,000	187,060	8,060	—
CNY	BRC	08/13/12	1,080,924	169,000	171,382	2,382	—
CNY	HSB	06/13/12	1,497,890	235,000	237,573	2,573	—
CNY	JPM	06/13/12	1,188,540	186,000	188,509	2,509	—
CNY	JPM	09/24/12	1,350,420	213,000	214,089	1,089	—
COP	CIT	05/22/12	232,895,000	130,000	129,510	—	490
COP	HSB	09/24/12	268,815,000	150,000	147,764	—	2,236
CRC	CIT	03/27/13	27,523,000	50,000	50,000	—	—
CZK	BNP	04/13/12	2,589,266	138,000	139,310	1,310	—
CZK	CIT	04/27/12	2,608,520	138,886	140,337	1,451	—
CZK	CIT	05/29/12	2,609,018	138,912	140,349	1,437	—
CZK	JPM	04/16/12	1,852,846	97,000	99,687	2,687	—
CZK	JPM	05/14/12	2,587,224	138,000	139,183	1,183	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (continued)

DOP	CIT	08/02/12	1,627,600	$40,000	$41,753	$1,753	$—
DOP	CIT	08/02/12	2,200,500	54,000	56,450	2,450	—
EUR	BNP	04/02/12	127,568	168,456	170,138	1,682	—
EUR	BNP	04/30/12	127,568	169,900	170,158	258	—
EUR	BRC	04/18/12	162,452	206,428	216,676	10,248	—
EUR	CIT	04/13/12	302,889	403,000	403,980	980	—
EUR	HSB	04/02/12	583,112	777,101	777,696	595	—
EUR	JPM	04/02/12	146,760	195,499	195,734	235	—
EUR	JPM	04/13/12	53,109	70,000	70,835	835	—
EUR	JPM	04/16/12	74,760	98,713	99,713	1,000	—
IDR	BRC	05/14/12	1,271,155,000	139,000	138,449	—	551
IDR	SCB	04/26/12	667,080,000	72,000	72,787	787	—
ILS	BNP	05/02/12	347,000	92,834	93,413	579	—
ILS	BNP	06/04/12	346,000	92,426	93,014	588	—
ILS	BRC	04/27/12	763,382	203,000	205,556	2,556	—
ILS	CIT	04/12/12	242,243	64,000	65,279	1,279	—
INR	BRC	05/21/12	5,149,320	94,000	100,022	6,022	—
INR	BRC	05/21/12	6,481,440	126,000	125,898	—	102
INR	BRC	11/15/12	11,479,620	222,000	216,648	—	5,352
INR	JPM	05/25/12	1,908,000	40,000	37,032	—	2,968
INR	UBS	05/25/12	4,263,990	89,000	82,760	—	6,240
KRW	BRC	04/02/12	135,288,000	120,000	119,402	—	598
KRW	JPM	04/13/12	434,967,400	388,000	383,592	—	4,408
KRW	SCB	04/26/12	41,922,850	37,000	36,934	—	66
MXN	UBS	04/03/12	1,390,807	107,000	108,709	1,709	—
MYR	SCB	04/30/12	1,733,872	565,000	564,874	—	126
NGN	CIT	06/27/12	13,000,000	80,000	80,217	217	—
PEN	HSB	04/09/12	368,860	138,000	138,303	303	—
PHP	BRC	04/26/12	6,106,710	141,000	141,991	991	—
PLN	BRC	04/30/12	60,547	18,463	19,420	957	—
PLN	BRC	04/30/12	795,907	245,000	255,281	10,281	—
PLN	CIT	04/30/12	752,142	233,890	241,244	7,354	—
PLN	JPM	04/02/12	611,182	199,394	196,607	—	2,787
PLN	JPM	05/31/12	712,589	229,165	227,798	—	1,367

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts (concluded)

RON	BRC	04/18/12	784,027	$238,491	$237,943	$—	$548
RUB	UBS	04/06/12	4,169,500	124,000	142,115	18,115	—
SGD	BRC	04/17/12	249,199	197,000	198,243	1,243	—
SGD	HSB	05/14/12	169,337	135,000	134,716	—	284
SGD	SCB	05/22/12	105,699	84,000	84,090	90	—
THB	HSB	04/05/12	2,000,196	66,000	64,827	—	1,173
THB	SCB	04/27/12	6,310,192	206,000	204,213	—	1,787
THB	SCB	05/29/12	4,704,704	152,000	151,945	—	55
TRY	BRC	04/17/12	237,706	130,500	132,909	2,409	—
TRY	BRC	09/28/12	246,675	122,895	133,326	10,431	—
TRY	JPM	04/10/12	424,974	235,000	238,001	3,001	—
TRY	JPM	04/10/12	478,749	265,957	268,117	2,160	—
TRY	JPM	09/28/12	245,640	130,500	132,767	2,267	—
ZAR	CIT	10/29/12	1,166,506	140,882	147,507	6,625	—
ZAR	CIT	10/29/12	1,510,808	182,741	191,045	8,304	—
ZAR	CIT	11/08/12	112,955	13,642	14,262	620	—
ZAR	CIT	11/08/12	936,777	112,885	118,283	5,398	—
ZAR	JPM	05/21/12	2,470,560	320,000	319,839	—	161
ZAR	JPM	06/29/12	940,084	114,345	121,023	6,678	—
ZAR	JPM	10/29/12	756,469	91,582	95,657	4,075	—

Total Forward Currency Purchase Contracts				$14,349,817	$14,413,900	$149,756	$85,673

Forward Currency Sale Contracts

BRL	BRC	04/03/12	185,024	$101,829	$101,358	$471	$—
BRL	BRC	04/03/12	211,984	116,283	116,127	156	—
BRL	CIT	04/03/12	32,992	18,106	18,073	33	—
BRL	CIT	04/03/12	185,024	101,773	101,358	415	—
BRL	CIT	04/03/12	211,984	116,283	116,127	156	—
BRL	HSB	04/03/12	185,024	101,773	101,358	415	—
BRL	HSB	04/03/12	211,984	116,347	116,127	220	—
BRL	HSB	04/03/12	302,913	166,244	165,939	305	—
BRL	JPM	04/03/12	86,375	50,000	47,317	2,683	—
BRL	JPM	04/03/12	185,024	101,773	101,358	415	—

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2012 (continued):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (continued)

BRL	RBC	04/03/12	1,250,302	$686,790	$684,928	$1,862	$—
CNH	JPM	09/04/12	758,940	120,000	119,564	436	—
CNY	JPM	06/13/12	271,975	43,000	43,137	—	137
CNY	JPM	06/13/12	874,197	137,000	138,652	—	1,652
COP	CIT	04/09/12	56,500,000	31,683	31,591	92	—
COP	CIT	04/09/12	56,500,000	31,688	31,591	97	—
CZK	BRC	04/23/12	2,986,320	160,645	160,665	—	20
CZK	BRC	04/23/12	4,295,000	231,390	231,073	317	—
CZK	JPM	04/16/12	1,852,846	98,713	99,687	—	974
EUR	BNP	04/02/12	127,568	169,883	170,138	—	255
EUR	BRC	04/18/12	179,243	238,491	239,072	—	581
EUR	BRC	04/30/12	45,251	60,289	60,357	—	68
EUR	CIT	04/27/12	105,500	138,886	140,720	—	1,834
EUR	CIT	05/29/12	105,500	138,912	140,744	—	1,832
EUR	HSB	04/02/12	583,112	784,000	777,696	6,304	—
EUR	HSB	06/04/12	583,112	777,288	777,935	—	647
EUR	ING	04/30/12	355,469	469,983	474,143	—	4,160
EUR	JPM	04/02/12	147,000	199,394	196,054	3,340	—
EUR	JPM	04/13/12	167,353	223,259	223,209	50	—
EUR	JPM	05/31/12	170,000	229,166	226,794	2,372	—
JPY	HSB	07/02/12	14,546,446	174,544	175,891	—	1,347
JPY	JPM	04/23/12	12,828,800	153,859	155,018	—	1,159
JPY	SCB	04/25/12	10,320,479	134,000	124,711	9,289	—
KRW	BRC	04/02/12	135,288,000	118,904	119,402	—	498
MXN	HSB	06/12/12	3,780,726	293,000	293,574	—	574
PLN	BRC	04/30/12	575,870	179,000	184,706	—	5,706
PLN	JPM	04/02/12	611,182	195,499	196,607	—	1,108
RON	BRC	04/18/12	710,142	206,428	215,520	—	9,092
TRY	BRC	04/17/12	3,846	2,156	2,151	5	—
TRY	BRC	04/17/12	233,860	123,000	130,759	—	7,759
TRY	CIT	09/28/12	177,318	91,552	95,839	—	4,287
TRY	JPM	04/10/12	221,442	121,000	124,016	—	3,016
TRY	JPM	09/28/12	150,099	77,319	81,128	—	3,809
TRY	JPM	09/28/12	163,608	84,295	88,429	—	4,134

Lazard Emerging Markets Multi-Strategy Portfolio (continued)

Forward Currency Contracts open at March 31, 2012 (concluded):

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts (concluded)

TRY	JPM	12/19/12	704,283	$346,000	$374,625	$—	$28,625
TWD	BRC	04/09/12	5,018,400	170,000	170,036	—	36
TWD	JPM	04/16/12	2,360,800	80,000	79,993	7	—
ZAR	BRC	04/26/12	3,623,670	472,620	470,803	1,817	—
ZAR	CIT	06/29/12	683,938	87,457	88,048	—	591
ZAR	CIT	06/29/12	927,500	114,551	119,403	—	4,852
ZAR	CIT	06/29/12	1,240,729	158,222	159,727	—	1,505
ZAR	CIT	10/29/12	1,054,724	128,382	133,372	—	4,990
ZAR	CIT	10/29/12	1,287,919	153,461	162,860	—	9,399
ZAR	CIT	11/08/12	1,049,732	127,199	132,546	—	5,347
ZAR	JPM	05/21/12	486,186	62,411	62,942	—	531

Total Forward Currency Sale Contracts				$9,815,730	$9,894,998	31,257	110,525

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$181,013	$196,198

Written Options open at March 31, 2012:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value

EUR vs HUF Call	560,000	300.00	05/03/12	$7,023	$6,722
USD vs CLP Call	150,000	484.00	04/03/12	2,063	1,575
USD vs JPY Call	420,000	81.50	05/17/12	3,675	10,038
USD vs JPY Call	420,000	81.50	05/17/12	3,864	10,038
USD vs MYR Call	70,000	3.01	04/03/12	595	1,295
USD vs MYR Call	80,000	3.04	04/12/12	658	744
USD vs MYR Call	100,000	3.07	04/26/12	839	600
USD vs SGD Call	250,000	1.25	04/03/12	2,150	1,575
USD vs SGD Call	80,000	1.26	04/12/12	668	320
USD vs SGD Call	80,000	1.26	04/17/12	734	304
USD vs SGD Call	80,000	1.26	04/18/12	700	440
USD vs SGD Call	170,000	1.26	04/26/12	1,321	1,088
USD vs TWD Put	160,000	29.51	04/12/12	800	496

Total Written Options				$25,090	$35,235

Lazard Emerging Markets Multi-Strategy Portfolio (concluded)

Credit Default Swap Agreements open at March 31, 2012:

Referenced Obligation	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Value	Net Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Federative Republic of Brazil	JPM	1,000,000	12/20/16	(1.00%)	$6,011	$27,128	$(21,117)
Federative Republic of Brazil	JPM	500,000	12/20/16	(1.00%)	3,005	13,889	(10,884)
Federative Republic of Brazil	JPM	450,000	12/20/16	(1.00%)	2,705	12,709	(10,004)
People’s Republic of China	JPM	1,000,000	12/20/16	1.00%	(1,598)	(22,555)	20,957

						$31,171	$(21,048)

Interest Rate Swap Agreements open at March 31, 2012:

Currency	Counterparty	Notional Amount	Expiration Date	Receive (Pay) Rate	Variable Rate	Unrealized Appreciation (Depreciation)

HUF	JPM	90,000,000	11/03/21	(7.36%)	6 Month Budapest Interbank Lending Rate	$(10,168)
KRW	JPM	500,000,000	03/09/22	(3.68%)	3 Month South Korean Won LIBOR	2,664
KRW	JPM	180,000,000	03/14/22	(3.69%)	3 Month South Korean Won LIBOR	899
MXN	JPM	4,000,000	10/27/16	(5.54%)	Mexico Interbank TIIE 28 Day	808
MXN	JPM	2,000,000	10/28/16	(5.47%)	Mexico Interbank TIIE 28 Day	872
MXN	BRC	5,100,000	03/08/17	(5.64%)	Mexico Interbank TIIE 28 Day	978
USD	BRC	350,000	02/14/22	(2.07%)	3 Month US Dollar LIBOR	6,286
ZAR	JPM	3,000,000	11/02/16	6.61%	South African Johannesberg Interbank Agreed 3 Month	(3,284)

						$(945)

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 8.7%

Brazil | 1.5%

Arcos Dorados Holdings, Inc.:
10.250%, 07/13/16 (d), (h)	250	$143,800
10.250%, 07/13/16 (h)	1,250	719,001
Cia Energetica de Sao Paulo,
9.750%, 01/15/15 (h)	539	439,285
Oi SA,
5.750%, 02/10/22 (d)	775	797,281
Petrobras International Finance
Co.,
5.375%, 01/27/21	355	382,242

		2,481,609

Chile | 0.5%

Codelco, Inc.,
3.750%, 11/04/20	750	768,371

Colombia | 1.4%

Pacific Rubiales Energy Corp.,
7.250%, 12/12/21 (d)	1,056	1,155,792
Transportadora de Gas
Internacional SA,
5.700%, 03/20/22 (d)	1,050	1,071,000

		2,226,792

Indonesia | 1.6%

PT Pertamina (Persero) Tbk:
5.250%, 05/23/21	900	947,250
6.500%, 05/27/41	1,450	1,566,000

		2,513,250

Malaysia | 0.2%

Petronas Capital Ltd., Co.,
5.250%, 08/12/19	325	362,302

Description	Principal Amount (000) (f)	Value

Mexico | 0.3%

TV Azteca SAB de CV,
7.500%, 05/25/18	550	$563,750

Netherlands | 0.5%

Listrindo Capital BV,
6.950%, 02/21/19 (d)	750	772,500

Peru | 0.5%

Volcan Cia Minera SAA,
5.375%, 02/02/22 (d)	750	777,332

Russia | 1.7%

Alfa-Bank,
7.875%, 09/25/17	725	747,838
ALROSA Finance SA,
7.750%, 11/03/20	350	373,625
MTS International Funding, Ltd.,
8.625%, 06/22/20	850	983,288
Russian Standard Bank,
7.730%, 12/16/15 (g)	625	603,125

		2,707,876

United Arab Emirates | 0.5%

DP World, Ltd.,
6.850%, 07/02/37	800	772,000

Total Corporate Bonds
(Identified cost $13,562,853)		13,945,782

Foreign Government Obligations | 78.4%

Argentina | 0.9%

Republic of Argentina:
8.750%, 06/02/17	330	319,275
8.280%, 12/31/33 (e)	1,000	736,763
2.500%, 12/31/38 (g)	1,310	468,325

		1,524,363

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Belarus | 0.3%

Republic of Belarus:
8.750%, 08/03/15	275	$255,750
8.950%, 01/26/18	225	202,725

		458,475

Brazil | 0.6%

Federal Republic of Brazil,
5.875%, 01/15/19	850	1,016,600

Colombia | 1.8%

Republic of Colombia:
12.000%, 10/22/15 (h)	550,000	385,883
7.375%, 03/18/19	1,850	2,373,550
7.750%, 04/14/21 (h)	85,000	56,683
9.850%, 06/28/27 (h)	160,000	125,894

		2,942,010

Croatia | 0.7%

Croatia:
6.625%, 07/14/20	300	297,000
6.375%, 03/24/21	850	816,000

		1,113,000

Dominican Republic | 0.8%

Dominican Republic:
11.700%, 06/06/14 (h)	24,500	619,376
7.500%, 05/06/21 (e)	625	643,750

		1,263,126

El Salvador | 0.7%

Republic of El Salvador,
7.375%, 12/01/19	1,000	1,080,000

Description	Principal Amount (000) (f)	Value

Gambia | 1.1%

Gabonese Republic,
8.200%, 12/12/17	1,500	$1,824,375

Hungary | 3.7%

Hungary Government Bonds:
7.250%, 06/12/12 (h)	33,000	148,908
6.000%, 10/24/12 (h)	37,500	168,091
5.500%, 02/12/14 (h)	295,000	1,272,307
6.750%, 08/22/14 (h)	24,000	105,085
6.750%, 02/24/17 (h)	168,000	697,465
6.500%, 06/24/19 (h)	134,000	527,575
6.750%, 10/22/28 (h)	115,000	416,665
Republic of Hungary:
4.750%, 02/03/15	725	681,500
6.250%, 01/29/20	1,350	1,231,591
6.375%, 03/29/21	500	457,500
7.625%, 03/29/41	214	193,670

		5,900,357

Indonesia | 6.0%

Indonesia Government:
8.375%, 09/15/26 (h)	6,405,000	823,293
7.000%, 05/15/27 (h)	10,000,000	1,165,183
8.250%, 06/15/32 (h)	11,500,000	1,468,107
Republic of Indonesia:
6.875%, 01/17/18 (e)	2,150	2,563,875
4.875%, 05/05/21	1,175	1,273,406
6.625%, 02/17/37	900	1,109,250
5.250%, 01/17/42	1,175	1,232,281

		9,635,395

Iraq | 2.5%

Republic of Iraq,
5.800%, 01/15/28	4,675	3,938,687

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Debt Portfolio (continued)

Ivory Coast | 2.2%

Ivory Coast,
2.450%, 12/31/32 (i)	5,625	$3,529,687

Lithuania | 1.4%

Republic of Lithuania,
6.625%, 02/01/22 (d)	2,075	2,298,062

Malaysia | 4.7%

Malaysia Government:
3.702%, 02/25/13 (h)	300	98,491
3.434%, 08/15/14 (h)	760	249,642
3.835%, 08/12/15 (h)	6,500	2,161,121
4.262%, 09/15/16 (h)	8,000	2,709,630
3.580%, 09/28/18 (h)	6,700	2,189,751
4.378%, 11/29/19 (h)	600	205,794

		7,614,429

Mexico | 8.6%

Mexican Bonos:
9.000%, 06/20/13 (h)	7,080	581,490
8.000%, 12/19/13 (h)	1,000	82,302
8.500%, 12/13/18 (h)	6,000	544,235
8.500%, 05/31/29 (h)	5,800	519,095
7.750%, 05/29/31 (h)	20,400	1,675,811
10.000%, 11/20/36 (h)	7,620	763,267
8.500%, 11/18/38 (h)	14,000	1,220,846
Mexican Cetes:
0.000%, 04/04/12 (h)	5,000	39,074
0.000%, 04/19/12 (h)	31,250	243,685
0.000%, 05/17/12 (h)	140,000	1,087,955
0.000%, 06/14/12 (h)	276,000	2,137,361
0.000%, 07/26/12 (h)	1,500	11,559
0.000%, 09/20/12 (h)	205,000	1,568,081
Mexican Udibonos,
2.500%, 12/10/20 (h)	5,500	2,044,541

Description	Principal Amount (000) (f)	Value

United Mexican States,
5.950%, 03/19/19	1,100	$1,318,900

		13,838,202

Namibia | 1.2%

Namibia International Bond,
5.500%, 11/03/21 (d)	1,775	1,859,313

Nigeria | 1.8%

Nigeria Treasury Bills:
0.000%, 08/23/12 (h)	48,000	285,937
0.000%, 02/07/13 (h)	124,000	684,649
Republic of Nigeria,
6.750%, 01/28/21	1,700	1,865,750

		2,836,336

Pakistan | 0.2%

Republic of Pakistan,
6.875%, 06/01/17	350	262,500

Peru | 2.9%

Republic of Peru:
7.125%, 03/30/19	510	650,250
7.840%, 08/12/20 (h)	2,455	1,066,787
7.350%, 07/21/25	525	717,150
8.200%, 08/12/26 (h)	270	123,339
6.950%, 08/12/31 (d), (h)	1,077	435,485
6.550%, 03/14/37 (e)	1,075	1,369,550
5.625%, 11/18/50	195	218,400

		4,580,961

Philippines | 2.1%

Republic of Philippines:
4.000%, 01/15/21	125	130,156
7.500%, 09/25/24	1,650	2,145,000

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Debt Portfolio (continued)

5.000%, 01/13/37	975	$1,016,438

		3,291,594

Poland | 4.8%

Poland Government Bonds:
4.750%, 04/25/12 (h)	15	4,825
0.000%, 10/25/12 (h)	1,950	611,093
0.000%, 01/25/14 (h)	7,250	2,150,524
5.500%, 04/25/15 (h)	400	131,466
5.250%, 10/25/17 (h)	4,125	1,342,202
5.500%, 10/25/19 (h)	10,727	3,494,863

		7,734,973

Qatar | 0.5%

State of Qatar:
4.500%, 01/20/22 (d)	450	469,710
5.750%, 01/20/42 (d)	300	324,360

		794,070

Romania | 0.3%

Romania Bond,
6.750%, 02/07/22 (d)	400	418,000

Russia | 6.9%

Russia Eurobonds:
3.250%, 04/04/17 (d)	600	600,300
7.850%, 03/10/18 (h)	100,000	3,556,541
7.850%, 03/10/18 (d), (h)	5,000	177,827
5.000%, 04/29/20	500	532,925
7.500%, 03/31/30 (e)	3,098	3,705,803
5.625%, 04/04/42 (d)	1,200	1,190,400
Russia Government Bond,
7.100%, 03/13/14 (h)	39,200	1,347,380

		11,111,176

Description	Principal Amount (000) (f)	Value

Serbia | 0.3%

Republic of Serbia,
6.750%, 11/01/24 (g)	533	$529,003

South Africa | 5.4%

Republic of South Africa:
13.500%, 09/15/15 (h)	11,450	1,800,267
8.250%, 09/15/17 (h)	19,440	2,639,542
7.250%, 01/15/20 (h)	4,400	555,750
4.665%, 01/17/24	1,250	1,278,125
10.500%, 12/21/26 (h)	9,185	1,411,934
7.000%, 02/28/31 (h)	9,600	1,043,348

		8,728,966

Sri Lanka | 0.4%

Republic of Sri Lanka:
7.400%, 01/22/15	150	158,625
6.250%, 10/04/20	525	522,375

		681,000

Thailand | 2.9%

Bank of Thailand:
0.000%, 05/03/12 (h)	59,150	1,912,737
1.650%, 05/21/12 (h)	3,000	97,064
0.000%, 08/03/12 (h)	65,500	2,102,072
2.480%, 08/19/12 (h)	137	4,431
2.350%, 10/21/12 (h)	11,700	377,745
Thailand Government,
4.250%, 03/13/13 (h)	4,000	130,981

		4,625,030

Turkey | 8.4%

Republic of Turkey:
7.000%, 09/26/16	1,225	1,378,125
7.500%, 07/14/17	700	806,750
5.125%, 03/25/22	1,875	1,860,938

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Debt Portfolio (continued)

6.875%, 03/17/36	1,250	$1,387,500
Turkey Government Bonds:
0.000%, 02/20/13 (h)	3,245	1,678,322
0.000%, 05/15/13 (h)	3,200	1,620,935
0.000%, 07/17/13 (h)	1,080	538,727
4.500%, 02/11/15 (h)	5,009	2,928,674
4.000%, 04/29/15 (h)	1,828	1,058,659
4.000%, 04/01/20 (h)	346	201,820

		13,460,450

Ukraine | 1.4%

Ukraine Government:
6.875%, 09/23/15	400	369,500
6.580%, 11/21/16	1,425	1,232,625
7.950%, 02/23/21	700	602,000

		2,204,125

Uruguay | 0.9%

Republic Orient Uruguay,
4.375%, 12/15/28 (h)	4,200	235,243
Uruguay Treasury Bills:
0.000%, 04/24/12 (h)	7,700	392,840
0.000%, 05/18/12 (h)	10,000	506,967
0.000%, 07/20/12 (h)	7,150	356,560

		1,491,610

Venezuela | 2.0%

Republic of Venezuela:
5.750%, 02/26/16	575	510,312
7.000%, 12/01/18	225	187,875
7.750%, 10/13/19	450	378,000
12.750%, 08/23/22	230	241,500
9.000%, 05/07/23	30	25,575
8.250%, 10/13/24	635	506,413
7.650%, 04/21/25	750	566,250
9.250%, 05/07/28	850	705,500

Description	Principal Amount (000) (f)	Value

7.000%, 03/31/38	230	$163,300

		3,284,725

Total Foreign Government
Obligations
(Identified cost $121,623,193)		125,870,600

Quasi Bonds | 7.1%

Colombia | 0.9%

Emgesa SA:
8.750%, 01/25/21 (h)	1,000,000	607,029
8.750%, 01/25/21 (d), (h)	150,000	91,054
Empresas Publicas de Medellin:
8.375%, 02/01/21 (d), (h)	150,000	89,166
8.375%, 02/01/21 (h)	1,260,000	748,991

		1,536,240

Indonesia | 0.5%

Majapahit Holding BV,
8.000%, 08/07/19	650	786,500

Kazakhstan | 1.7%

Development Bank of Kazakhstan
JSC,
5.500%, 12/20/15 (e)	2,575	2,755,250

Mexico | 1.2%

Pemex Project Funding Master
Trust,
6.625%, 06/15/35	425	484,500
Petroleos Mexicanos:
5.500%, 01/21/21	550	606,375
4.875%, 01/24/22 (d)	825	866,250

		1,957,125

Russia | 1.3%

Gaz Capital SA:
9.250%, 04/23/19	100	123,500

Description	Principal Amount (000) (f)	Value

Lazard Emerging Markets Debt Portfolio (continued)

6.510%, 03/07/22	300	$327,000
Russian Agricultural Bank OJSC:
7.500%, 03/25/13 (h)	31,500	1,069,827
8.700%, 03/17/16 (h)	15,000	524,146
Vnesheconombank,
6.902%, 07/09/20	100	108,125

		2,152,598

South Africa | 0.3%

Transnet, Ltd.,
10.500%, 09/17/20 (h)	3,000	424,390

Venezuela | 1.2%

Petroleos de Venezuela SA:
5.250%, 04/12/17 (e)	1,515	1,147,612
8.500%, 11/02/17	810	720,090

		1,867,702

Total Quasi Bonds
(Identified cost $10,883,951)		11,479,805

Supranationals | 1.3%

Indonesia | 1.3%

European Bank for Reconstruction &
Development:
6.750%, 02/19/13 (h)	5,100,000	564,408
7.200%, 06/08/16 (h)	1,500,000	172,708
Export-Import Bank of Korea,
6.600%, 11/04/13 (h)	6,700,000	735,945
Inter-American Development
Bank,
0.000%, 08/20/15 (h)	7,000,000	630,299

Total Supranationals
(Identified cost $2,195,198)		2,103,360

Description	Shares	Value

Short-Term Investment | 5.1%

State Street Institutional Treasury
Money Market Fund
(Identified cost $8,120,946)	8,120,946	$8,120,946

Total Investments l 100.6%
(Identified cost $156,386,141) (b)		161,520,493

Description	Number of Contracts	Value

Purchased Options | 0.4%

EUR vs HUF May 12 290 Call,
Expires 05/03/12	5,730	$192,581
USD vs JPY May 12 79.50 Call,
Expires 05/17/12	9,000	383,400

Total Purchased Options
(Identified cost $313,383)		575,981

Total Investments and Purchased Options | 101.0%
(Identified cost $156,699,524)		$162,096,474

Liabilities in Excess of Cash and
Other Assets l (1.0)%		(1,606,938)

Net Assets l 100.0%		$160,489,536

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at March 31, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Purchase Contracts

BRL	BRC	04/03/12	2,130,000	$1,236,288	$1,166,836	$—	$69,452
BRL	BRC	04/03/12	2,653,161	1,456,101	1,453,429	—	2,672
BRL	BRC	05/03/12	2,229,178	1,218,929	1,212,828	—	6,101
BRL	BRC	05/03/12	2,553,983	1,392,006	1,389,545	—	2,461
BRL	CIT	04/03/12	503,161	276,144	275,637	—	507
BRL	CIT	04/03/12	2,130,000	1,237,725	1,166,836	—	70,889
BRL	CIT	04/03/12	2,150,000	1,246,160	1,177,792	—	68,368
BRL	CIT	05/03/12	2,229,178	1,218,263	1,212,828	—	5,435
BRL	CIT	05/03/12	2,553,983	1,392,044	1,389,545	—	2,499
BRL	HSB	04/03/12	2,130,000	1,236,288	1,166,836	—	69,452
BRL	HSB	04/03/12	2,150,000	1,245,438	1,177,792	—	67,646
BRL	HSB	04/03/12	2,688,669	1,530,000	1,472,880	—	57,120
BRL	HSB	05/03/12	2,229,178	1,218,197	1,212,828	—	5,369
BRL	HSB	05/03/12	2,553,983	1,392,727	1,389,544	—	3,183
BRL	JPM	04/03/12	646,313	375,000	354,056	—	20,944
BRL	JPM	04/03/12	1,233,673	715,048	675,818	—	39,230
BRL	JPM	04/03/12	1,320,008	765,000	723,113	—	41,887
BRL	JPM	05/03/12	2,229,178	1,218,297	1,212,829	—	5,468
CRC	CIT	03/27/13	264,220,800	480,000	480,000	—	—
DOP	CIT	08/02/12	15,869,100	390,000	407,091	17,091	—
DOP	CIT	08/02/12	21,597,500	530,000	554,042	24,042	—
HUF	BRC	05/09/12	11,340,000	50,659	51,108	449	—
HUF	CIT	04/04/12	16,225,000	74,860	73,474	—	1,386
HUF	CIT	05/09/12	16,225,000	74,562	73,124	—	1,438
IDR	BRC	04/17/12	12,741,000,000	1,370,000	1,391,446	21,446	—
KRW	BRC	04/02/12	901,920,000	800,000	796,011	—	3,989
NGN	CIT	04/10/12	129,680,000	800,000	822,641	22,641	—
NGN	CIT	06/27/12	91,000,000	560,000	561,522	1,522	—
RUB	BRC	04/12/12	12,193,400	410,000	415,246	5,246	—
ZAR	BRC	04/26/12	157,500	20,504	20,463	—	41
ZAR	BRC	04/26/12	801,900	105,129	104,187	—	942
ZAR	CIT	04/26/12	772,875	101,885	100,415	—	1,470

Total Forward Currency Purchase Contracts				$26,137,254	$25,681,742	$92,437	$547,949

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at March 31, 2012:

Forward Currency Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

Forward Currency Sale Contracts

BRL	BRC	04/03/12	2,229,178	$1,226,845	$1,221,166	$5,679	$—
BRL	BRC	04/03/12	2,553,983	1,400,978	1,399,098	1,880	—
BRL	CIT	04/03/12	2,229,178	1,226,170	1,221,166	5,004	—
BRL	CIT	04/03/12	2,553,983	1,400,978	1,399,098	1,880	—
BRL	HSB	04/03/12	2,185,508	1,199,444	1,197,243	2,201	—
BRL	HSB	04/03/12	2,229,178	1,226,170	1,221,166	5,004	—
BRL	HSB	04/03/12	2,553,983	1,401,747	1,399,098	2,649	—
BRL	JPM	04/03/12	970,814	532,800	531,822	978	—
BRL	JPM	04/03/12	2,229,178	1,226,170	1,221,166	5,004	—
HUF	CIT	04/04/12	16,225,000	74,892	73,474	1,418	—
HUF	JPM	05/09/12	137,826,000	615,955	621,168	—	5,213
HUF	JPM	05/09/12	169,087,500	756,104	762,060	—	5,956
IDR	JPM	04/17/12	7,670,000,000	837,794	837,642	152	—
KRW	BRC	04/02/12	901,920,000	792,688	796,011	—	3,323
ZAR	SSB	04/26/12	2,624,353	342,506	340,966	1,540	—

Total Forward Currency Sale Contracts				$14,261,241	$14,242,344	33,389	14,492

Gross unrealized appreciation/depreciation on Forward Currency
Purchase and Sale Contracts						$125,826	$562,441

Written Options open at March 31, 2012:

Description	Number of Contracts	Strike Price	Expiration Date	Premium	Value

EUR vs HUF Call	5,730,000	300.00	05/03/12	$71,862	$68,779
USD vs CLP Call	1,600,000	484.00	04/03/12	22,000	16,800
USD vs JPY Call	9,000,000	81.50	05/17/12	81,000	215,100
USD vs SGD Call	1,600,000	1.26	04/26/12	12,160	11,520

Total Written Options				$187,022	$312,199

Description	Shares	Value

Lazard U.S. Realty Income Portfolio

Closed-End Management Investment Company | 0.6%

Ares Capital Corp.
(Identified cost $217,884)	14,800	$241,980

Preferred Stocks | 35.7%

Real Estate | 35.7%

Ashford Hospitality Trust, Inc.,
Series A, 8.550%	35,163	856,922
Ashford Hospitality Trust, Inc.,
Series D, 8.450%	37,510	909,617
Brandywine Realty Trust,
Series C, 7.500%	8,560	216,140
Brandywine Realty Trust,
Series D, 7.375%	8,650	218,413
CapLease, Inc.,
Series A, 8.125%	19,130	467,920
Cedar Realty Trust, Inc.,
Series A, 8.875%	49,446	1,240,600
Cogdell Spencer, Inc.,
Series A, 8.500%	8,200	206,804
Cousins Properties, Inc.,
Series A, 7.750%	7,989	199,166
DDR Corp.,
Series H, 7.375%	9,090	227,614
DDR Corp.,
Series I, 7.500%	8,920	223,268
DuPont Fabros Technology, Inc.,
Series B, 7.625%	13,060	332,377
First Industrial Realty Trust, Inc.,
Series K, 7.250%	58,630	1,385,427
First Potomac Realty Trust,
Series A, 7.750%	8,710	217,837
Glimcher Realty Trust,
Series F, 8.750%	5,680	142,398
Glimcher Realty Trust,
Series G, 8.125%	58,884	1,455,612
Hersha Hospitality Trust,
Series A, 8.000%	37,471	961,131

Description	Shares	Value

Kite Realty Group Trust,
Series A, 8.250%	40,530	$1,017,708
NorthStar Realty Finance Corp.,
Series A, 8.750%	67,557	1,671,360
Parkway Properties, Inc.,
Series D, 8.000%	32,606	813,846
Prologis, Inc.,
Series P, 6.850%	3,560	89,000
Prologis, Inc.,
Series S, 6.750%	9,250	232,452
Ramco-Gershenson Properties
Trust,
Series D, 7.250%	8,500	417,775
STAG Industrial, Inc.,
Series A, 9.000%	3,800	97,432
Sunstone Hotel Investors, Inc.,
Series A, 8.000%	69,283	1,700,898
Winthrop Realty Trust,
Series D, 9.250%	20,000	507,600

Total Preferred Stocks (Identified cost $15,182,343)		15,809,317

Real Estate Investment Trusts | 53.5%

Agree Realty Corp.	65,211	1,472,464
Apollo Commercial Real Estate
Finance, Inc.	128,289	2,007,723
Associated Estates Realty Corp.	100,712	1,645,634
Brandywine Realty Trust	75,850	870,758
Cedar Realty Trust, Inc.	220,290	1,127,885
Cogdell Spencer, Inc.	241,100	1,022,264
Colony Financial, Inc.	94,727	1,551,628
CommonWealth REIT	45,590	848,886
Corporate Office Properties Trust	14,300	331,903
Dynex Capital, Inc.	139,590	1,333,085
Entertainment Properties Trust	35,560	1,649,273
Medical Properties Trust, Inc.	223,960	2,078,349
Ramco-Gershenson Properties Trust	87,000	1,063,140
Sabra Health Care REIT, Inc.	37,300	613,212
STAG Industrial, Inc.	131,980	1,842,441
Starwood Property Trust, Inc.	76,515	1,608,345
Sun Communities, Inc.	9,400	407,302

Description	Shares	Value

Lazard U.S. Realty Income Portfolio (concluded)

Washington Real Estate Investment
Trust	25,690	$762,993
Whitestone REIT	112,996	1,473,468

Total Real Estate Investment
Trusts
(Identified cost $21,990,071)		23,710,753

Description	Principal Amount (000)	Value

Corporate Bond | 1.6%

Real Estate | 1.6%

Shimao Property Holdings, Ltd.,
11.000%, 03/08/18
(Identified cost $632,333)	$800	$727,263

Description	Shares	Value

Short-Term Investment | 6.7%

State Street Institutional Treasury
Money Market Fund
(Identified cost $2,989,569)	2,989,569	2,989,569

Total Investments | 98.1%
(Identified cost $41,012,200) (b)		$43,478,882

Cash and Other Assets in Excess
of Liabilities | 1.9%		834,668

Net Assets | 100.0%		$44,313,550

Description	Shares	Value

Lazard U.S. Realty Equity Portfolio

Common Stocks | 5.4%

Leisure & Entertainment | 4.6%

Marriott International, Inc., Class A	9,498	$359,499
Starwood Hotels & Resorts
Worldwide, Inc.	11,540	650,971

		1,010,470

Real Estate | 0.8%

CBRE Group, Inc., Class A (a)	4,768	95,169
Jones Lang LaSalle, Inc.	1,141	95,057

		190,226

Total Common Stocks
(Identified cost $1,138,113)		1,200,696

Real Estate Investment Trusts | 88.6%

American Tower Corp.	8,724	546,696
Apartment Investment &
Management Co.	35,621	940,751
Ashford Hospitality Trust, Inc.	15,885	143,124
Associated Estates Realty Corp.	43,212	706,084
AvalonBay Communities, Inc.	4,092	578,404
Boston Properties, Inc.	7,335	770,102
BRE Properties, Inc.	7,603	384,332
CBL & Associates Properties, Inc.	4,284	81,053
Cedar Realty Trust, Inc.	155,543	796,380
Colony Financial, Inc.	42,525	696,559
CubeSmart	31,062	369,638
DDR Corp.	52,413	765,230
Douglas Emmett, Inc.	27,111	618,402
DuPont Fabros Technology, Inc.	31,941	780,957
Equity Residential	6,300	394,506
Essex Property Trust, Inc.	3,411	516,801
General Growth Properties, Inc.	23,494	399,163
Glimcher Realty Trust	42,278	432,081
HCP, Inc.	5,570	219,792

Description	Shares	Value

Health Care REIT, Inc.	11,297	$620,883
Hersha Hospitality Trust	73,455	401,064
Kilroy Realty Corp.	8,813	410,774
Medical Properties Trust, Inc.	68,511	635,782
MPG Office Trust, Inc. (a)	136,091	318,453
Prologis, Inc.	26,954	970,883
PS Business Parks, Inc.	7,122	466,776
Public Storage	7,161	989,435
Retail Opportunity Investments Corp.	59,671	718,439
Simon Property Group, Inc.	14,575	2,123,286
SL Green Realty Corp.	9,518	738,121
Ventas, Inc.	19,280	1,100,888

Total Real Estate Investment
Trusts
(Identified cost $18,758,164)		19,634,839

Short-Term Investment | 10.3%

State Street Institutional Treasury
Money Market Fund
(Identified cost $2,275,201)	2,275,201	2,275,201

Total Investments | 104.3%
(Identified cost $22,171,478) (b)		$23,110,736

Liabilities in Excess of Cash and
Other Assets | (4.3)%		(949,113)

Net Assets | 100.0%		$22,161,623

Description	Shares	Value

Lazard International Realty Equity Portfolio

Common Stocks | 62.6%

Brazil | 10.3%

Aliansce Shopping Centers SA	13,500	$126,832
BR Properties SA	6,900	88,601
Cyrela Commercial Properties SA
Empreendimentos e Participacoes	2,400	25,637
Gafisa SA	13,500	31,800
Multiplan Empreendimentos
Imobiliarios SA	3,300	77,102
PDG Realty SA Empreendimentos e
Participacoes	14,700	50,813

		400,785

Canada | 1.7%

Genesis Land Development Corp. (a)	9,800	29,966
Melcor Developments, Ltd.	2,450	37,827

		67,793

China | 7.4%

China Overseas Land & Investment,
Ltd.	38,000	72,129
Shimao Property Holdings, Ltd.	82,500	87,753
Shui On Land, Ltd.	140,000	56,429
Soho China, Ltd.	98,000	71,049

		287,360

Hong Kong | 16.1%

Cheung Kong Holdings, Ltd.	11,000	142,076
Great Eagle Holdings, Ltd.	34,373	97,158
Hang Lung Properties, Ltd.	8,000	29,361
Sun Hung Kai Properties, Ltd.	19,000	236,107
The Wharf Holdings, Ltd.	23,000	124,988

		629,690

Description	Shares	Value

Japan | 13.8%

Daito Trust Construction Co., Ltd.	400	$35,907
Mitsubishi Estate Co., Ltd.	12,000	213,990
Mitsui Fudosan Co., Ltd.	10,000	191,253
Sumitomo Realty & Development
Co., Ltd.	4,000	96,412

		537,562

Luxembourg | 2.5%

GAGFAH SA (a)	11,533	97,657

Norway | 2.6%

Norwegian Property ASA	66,100	103,072

Singapore | 2.6%

CapitaLand, Ltd.	40,000	99,280

United States | 5.6%

Brookfield Office Properties, Inc.	6,200	107,845
Marriott International, Inc., Class A	1,250	47,312
Starwood Hotels & Resorts
Worldwide, Inc.	1,100	62,051

		217,208

Total Common Stocks
(Identified cost $2,288,570)		2,440,407

Real Estate Investment Trusts | 33.0%

Australia | 14.0%

CFS Retail Property Trust	53,470	99,142
Goodman Group	165,401	118,218
Investa Office Fund	190,542	125,332
Westfield Group	22,269	203,685

		546,377

Description	Shares	Value

Lazard International Realty Equity Portfolio (concluded)

Canada | 0.9%

Boardwalk Real Estate Investment
Trust	600	$34,348

France | 6.0%

Fonciere des Regions	604	48,519
Unibail-Rodamco SE	928	185,589

		234,108

Italy | 2.1%

Beni Stabili SpA	135,725	84,335

Japan | 4.1%

Japan Hotel and Resort, Inc.	24	59,647
Japan Logistics Fund, Inc.	5	42,346
Japan Retail Fund Investment Corp.	20	29,697
Nippon Building Fund, Inc.	3	28,488

		160,178

Netherlands | 0.8%

Eurocommercial Properties NV	843	31,942

Singapore | 0.9%

CDL Hospitality Trusts	25,000	34,505

United Kingdom | 4.2%

British Land Co. PLC	6,724	51,613
Derwent London PLC	2,621	73,156
Hammerson PLC	5,837	38,802

		163,571

Total Real Estate Investment
Trusts
(Identified cost $1,212,665)		1,289,364

Description	Shares	Value

Short-Term Investment | 3.3%

State Street Institutional Treasury
Money Market Fund
(Identified cost $127,007)	127,007	$127,007

Total Investments | 98.9%
(Identified cost $3,628,242) (b)		$3,856,778

Cash and Other Assets in Excess
of Liabilities | 1.1%		44,053

Net Assets | 100.0%		$3,900,831

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio

Corporate Bonds | 93.4%

Aerospace & Defense | 1.2%

BE Aerospace, Inc.,
8.500%, 07/01/18	$525	$580,125
Huntington Ingalls Industries, Inc.,
6.875%, 03/15/18	1,500	1,590,000

		2,170,125

Apparel & Textiles | 1.6%

Jones Group,
6.875%, 03/15/19	1,500	1,468,125
Levi Strauss & Co.,
7.625%, 05/15/20	1,300	1,374,750

		2,842,875

Automotive | 4.3%

ArvinMeritor, Inc.,
8.125%, 09/15/15	215	226,825
Chrysler Group LLC,
8.250%, 06/15/21	825	833,250
Dana Holding Corp.,
6.500%, 02/15/19	1,500	1,590,000
GMAC LLC,
6.750%, 12/01/14	165	172,838
Navistar International Corp.,
8.250%, 11/01/21	743	809,870
Schaeffler Finance BV:
7.750%, 02/15/17 (d)	250	264,375
8.500%, 02/15/19 (d)	250	266,875
The Goodyear Tire & Rubber Co.,
8.250%, 08/15/20	875	929,687
Tomkins LLC,
9.000%, 10/01/18	1,305	1,445,287
TRW Automotive, Inc.,
8.875%, 12/01/17 (d)	1,000	1,105,000

		7,644,007

Description	Principal Amount (000)	Value

Building Materials | 4.5%

Griffon Corp.,
7.125%, 04/01/18	$1,405	$1,452,419
Legrand France SA,
8.500%, 02/15/25	925	1,179,569
Masco Corp.,
6.125%, 10/03/16	1,500	1,585,620
Owens Corning, Inc.,
9.000%, 06/15/19	725	895,039
USG Corp.:
9.750%, 08/01/14 (d)	450	495,000
9.750%, 01/15/18	675	669,938
Vulcan Materials Co.,
6.500%, 12/01/16	1,600	1,716,000

		7,993,585

Cable Television | 6.5%

Cablevision Systems Corp.,
7.750%, 04/15/18	1,500	1,567,500
CCO Holdings LLC,
7.875%, 04/30/18	1,500	1,620,000
Cequel Communications
Holdings LLC,
8.625%, 11/15/17 (d)	1,550	1,664,312
EchoStar DBS Corp.,
7.125%, 02/01/16	775	857,344
Insight Communications Co., Inc.,
9.375%, 07/15/18 (d)	715	816,887
Kabel BW Erste Beteiligungs
GmbH,
7.500%, 03/15/19 (d)	1,400	1,512,000
Mediacom Broadband LLC,
8.500%, 10/15/15	875	901,250
Mediacom LLC,
9.125%, 08/15/19	175	190,094
Nara Cable Funding, Ltd.,
8.875%, 12/01/18 (d)	1,075	1,021,250
Unitymedia Hessen GmbH & Co.
KG,
8.125%, 12/01/17 (d)	1,325	1,431,000

		11,581,637

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Chemicals | 0.7%

Lyondell Chemical Co.,
8.000%, 11/01/17	$271	$304,197
Mosaic Global Holdings, Inc.,
7.300%, 01/15/28	775	947,443

		1,251,640

Computer Services | 2.0%

First Data Corp.,
8.875%, 08/15/20 (d)	850	921,188
iGate Corp.,
9.000%, 05/01/16	1,200	1,303,500
SunGard Data Systems, Inc.:
10.250%, 08/15/15	564	585,855
7.375%, 11/15/18	750	796,875

		3,607,418

Diversified | 1.3%

Amsted Industries, Inc.,
8.125%, 03/15/18 (d)	1,100	1,177,000
General Cable Corp.,
7.125%, 04/01/17	489	503,670
SPX Corp.,
7.625%, 12/15/14	535	593,850

		2,274,520

Electric Generation | 2.9%

AES Corp.,
8.000%, 10/15/17	1,472	1,657,840
Calpine Corp.,
7.875%, 07/31/20 (d)	1,150	1,250,625
Edison Mission Energy,
7.750%, 06/15/16	625	431,250
GenOn Energy, Inc.:
9.500%, 10/15/18	225	207,000
9.875%, 10/15/20	475	432,250

Description	Principal Amount (000)	Value

NRG Energy, Inc.:
7.375%, 01/15/17	$600	$624,000
8.250%, 09/01/20	525	517,125

		5,120,090

Electronics | 1.1%

Freescale Semiconductor, Inc.:
8.875%, 12/15/14	75	76,969
9.250%, 04/15/18 (d)	900	985,500
MEMC Electronic Materials, Inc.,
7.750%, 04/01/19	1,250	993,750

		2,056,219

Energy Exploration & Production | 2.3%

ATP Oil & Gas Corp.,
11.875%, 05/01/15	1,225	894,250
Chesapeake Energy Corp.,
9.500%, 02/15/15	1,400	1,603,000
Denbury Resources, Inc.,
9.750%, 03/01/16	590	647,525
Samson Investment Co.,
9.750%, 02/15/20 (d)	1,000	1,012,500

		4,157,275

Energy Services | 4.4%

Cie Generale de Geophysique -
Veritas,
7.750%, 05/15/17	1,415	1,471,600
Citgo Petroleum Corp.,
11.500%, 07/01/17 (d)	1,250	1,400,000
Expro Finance Luxembourg SCA,
8.500%, 12/15/16 (d)	700	673,750
Frac Tech Services LLC,
7.625%, 11/15/18 (d)	1,000	1,045,000
Offshore Group Investments,
Ltd.,
11.500%, 08/01/15	1,000	1,100,000
PBF Holding Co. LLC,
8.250%, 02/15/20 (d)	900	918,000

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Tesoro Corp.,
6.500%, 06/01/17	$1,300	$1,335,750

		7,944,100

Financial Services | 1.8%

Icahn Enterprises LP:
7.750%, 01/15/16	500	517,500
8.000%, 01/15/18	1,100	1,144,000
International Lease Finance Corp.:
8.625%, 09/15/15	500	550,000
5.750%, 05/15/16	500	499,440
8.750%, 03/15/17	500	556,250

		3,267,190

Food & Beverages | 2.9%

Constellation Brands, Inc.,
7.250%, 05/15/17	950	1,075,875
Dean Foods Co.,
7.000%, 06/01/16	800	822,000
Del Monte Corp.,
7.625%, 02/15/19	1,500	1,492,500
Post Holdings, Inc.,
7.375%, 02/15/22 (d)	1,650	1,728,375

		5,118,750

Forest & Paper Products | 0.9%

ABI Escrow Corp.,
10.250%, 10/15/18	690	791,775
Smurfit Kappa Treasury Funding,
Ltd.,
7.500%, 11/20/25	750	742,500

		1,534,275

Gaming | 5.0%

Boyd Gaming Corp.,
9.125%, 12/01/18	1,350	1,405,687

Description	Principal Amount (000)	Value

Marina District Finance Co., Inc.:
9.500%, 10/15/15	$500	$456,250
9.875%, 08/15/18	500	448,750
MGM Resorts International,
10.375%, 05/15/14	900	1,020,375
Peninsula Gaming LLC:
8.375%, 08/15/15	625	659,375
10.750%, 08/15/17	225	248,625
Penn National Gaming, Inc.,
8.750%, 08/15/19	825	926,062
Pinnacle Entertainment, Inc.,
8.625%, 08/01/17	800	872,000
Scientific Games Corp.,
8.125%, 09/15/18	350	381,063
Scientific Games International, Inc.:
7.875%, 06/15/16 (d)	525	547,313
9.250%, 06/15/19	250	276,875
Wynn Las Vegas LLC:
7.875%, 11/01/17	500	545,000
7.750%, 08/15/20	1,000	1,098,750

		8,886,125

Gas Distribution | 5.0%

Copano Energy LLC,
7.750%, 06/01/18	1,600	1,676,000
El Paso Corp.,
7.000%, 06/15/17	650	723,804
Energy Transfer Equity LP,
7.500%, 10/15/20	1,250	1,387,500
Ferrellgas Partners LP:
8.625%, 06/15/20	520	470,600
6.500%, 05/01/21	500	451,250
Inergy LP,
7.000%, 10/01/18	1,575	1,535,625
NGPL PipeCo LLC,
7.119%, 12/15/17 (d)	1,075	979,561
Niska Gas Storage Partners LLC,
8.875%, 03/15/18	750	705,000

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Rockies Express Pipeline LLC,
6.850%, 07/15/18 (d)	$1,025	$953,250

		8,882,590

Health Services | 6.3%

Apria Healthcare Group, Inc.,
11.250%, 11/01/14	550	575,438
Biomet, Inc.,
10.000%, 10/15/17	925	995,531
Fresenius US Finance II, Inc.,
9.000%, 07/15/15 (d)	525	605,063
Grifols, Inc.,
8.250%, 02/01/18	1,525	1,650,812
HCA, Inc.,
8.000%, 10/01/18	1,600	1,744,000
Health Management Associates,
Inc.,
6.125%, 04/15/16	1,000	1,046,250
Kinetic Concepts Inc.,
10.500%, 11/01/18 (d)	750	779,062
Lantheus Medical Imaging, Inc.,
9.750%, 05/15/17	375	336,563
Service Corp. International,
6.750%, 04/01/16	750	811,875
Tenet Healthcare Corp.,
8.875%, 07/01/19	1,000	1,120,000
Vanguard Health Holding Co.,
LLC,
8.000%, 02/01/18	1,500	1,530,000

		11,194,594

Leisure & Entertainment | 2.0%

AMC Entertainment, Inc.,
8.750%, 06/01/19	950	995,125
Cedar Fair LP,
9.125%, 08/01/18	225	252,563
Live Nation Entertainment, Inc.,
8.125%, 05/15/18 (d)	135	143,775
Royal Caribbean Cruises, Ltd.,
7.250%, 06/15/16	330	356,400

Description	Principal Amount (000)	Value

Speedway Motorsports, Inc.,
8.750%, 06/01/16	$826	$904,470
Ticketmaster Entertainment LLC,
10.750%, 08/01/16	850	914,812

		3,567,145

Machinery | 1.1%

Case New Holland, Inc.,
7.750%, 09/01/13	200	213,000
Terex Corp.,
10.875%, 06/01/16	550	625,625
The Manitowoc Co., Inc.,
8.500%, 11/01/20	1,000	1,100,000

		1,938,625

Media | 2.9%

Clear Channel Worldwide
Holdings, Inc.,
9.250%, 12/15/17	1,475	1,616,969
Lamar Media Corp.,
7.875%, 04/15/18	1,000	1,093,750
LIN Television Corp.,
8.375%, 04/15/18	1,400	1,464,750
WMG Acquisition Corp.,
9.500%, 06/15/16	945	1,030,050

		5,205,519

Metals & Mining | 3.3%

Aleris International, Inc.,
7.625%, 02/15/18	1,175	1,229,344
Arch Coal, Inc.,
7.000%, 06/15/19 (d)	1,651	1,523,047
Calcipar SA,
6.875%, 05/01/18 (d)	1,350	1,370,250
FMG Resources (August 2006)
Property, Ltd.,
7.000%, 11/01/15 (d)	1,800	1,836,000

		5,958,641

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (continued)

Packaging | 2.0%

Reynolds Group Issuer, Inc.,
8.750%, 10/15/16 (d)	$1,500	$1,586,250
Sealed Air Corp.,
8.125%, 09/15/19 (d)	1,775	1,959,156

		3,545,406

Pharmaceutical & Biotechnology | 2.4%

Mylan, Inc.:
7.625%, 07/15/17 (d)	400	440,000
7.875%, 07/15/20 (d)	650	724,750
Valeant Pharmaceuticals
International, Inc.,
6.500%, 07/15/16 (d)	1,500	1,526,250
Warner Chilcott Co LLC,
7.750%, 09/15/18	1,575	1,641,938

		4,332,938

Printing & Publishing | 3.1%

Deluxe Corp.,
7.375%, 06/01/15	1,005	1,032,637
Gannett Co., Inc.,
7.125%, 09/01/18	1,676	1,763,990
R.R. Donnelley & Sons Co.,
7.250%, 05/15/18	1,600	1,552,000
The McClatchy Co.,
11.500%, 02/15/17	1,200	1,275,000

		5,623,627

Real Estate | 2.3%

CB Richard Ellis Services, Inc.,
11.625%, 06/15/17	975	1,106,625
CNL Lifestyle Properties, Inc.,
7.250%, 04/15/19	1,600	1,440,000
DuPont Fabros Technology LP,
8.500%, 12/15/17	1,000	1,100,000

Description	Principal Amount (000)	Value

Forest City Enterprises, Inc.,
7.625%, 06/01/15	$475	$469,063

		4,115,688

Restaurants | 1.2%

Landry’s Restaurants, Inc.,
11.625%, 12/01/15	1,075	1,197,281
The Wendy’s Co.,
10.000%, 07/15/16	825	901,313

		2,098,594

Retail | 2.5%

Ingles Markets, Inc.,
8.875%, 05/15/17	1,238	1,340,135
QVC, Inc.,
7.500%, 10/01/19 (d)	1,000	1,097,500
Sears Holdings Corp.,
6.625%, 10/15/18	675	599,906
SuperValu, Inc.,
8.000%, 05/01/16	1,450	1,518,875

		4,556,416

Steel-Producers | 1.7%

AK Steel Corp.,
7.625%, 05/15/20	1,400	1,351,000
Steel Dynamics, Inc.,
7.750%, 04/15/16	264	273,900
United States Steel Corp.,
6.050%, 06/01/17	1,475	1,504,500

		3,129,400

Support Services | 4.4%

Avis Budget Car Rental LLC:
7.625%, 05/15/14	341	342,705
7.750%, 05/15/16	410	421,275
9.625%, 03/15/18	835	905,975
Hertz Corp.,
7.500%, 10/15/18	1,000	1,061,250

Description	Principal Amount (000)	Value

Lazard U.S. High Yield Portfolio (concluded)

Iron Mountain, Inc.,
8.000%, 06/15/20	$1,600	$1,688,000
The GEO Group, Inc.,
7.750%, 10/15/17	1,375	1,486,719
United Rentals North America,
Inc.,
9.250%, 12/15/19	1,000	1,102,500
West Corp.,
11.000%, 10/15/16	850	903,125

		7,911,549

Technology Hardware | 0.7%

Seagate HDD Cayman,
7.750%, 12/15/18	1,175	1,286,625

Telecommunications | 6.5%

Cincinnati Bell, Inc.,
8.250%, 10/15/17	1,350	1,378,687
Cricket Communications, Inc.,
7.750%, 05/15/16	750	791,250
Equinix, Inc.,
8.125%, 03/01/18	1,182	1,300,200
Frontier Communications Corp.,
8.125%, 10/01/18	1,500	1,586,250
GCI, Inc.,
8.625%, 11/15/19	1,000	1,088,750
Intelsat Jackson Holdings, Ltd.:
11.250%, 06/15/16	350	368,375
7.250%, 04/01/19	1,300	1,366,625
Sprint Capital Corp.,
6.900%, 05/01/19	1,475	1,275,875
Wind Acquisition Finance SA,
11.750%, 07/15/17 (d)	800	788,000
Windstream Corp.,
8.125%, 09/01/18	1,575	1,685,250

		11,629,262

Description	Principal Amount (000)	Value

Transportation | 2.6%

Florida East Coast Railway Corp.,
8.125%, 02/01/17	$1,200	$1,224,000
Hapag-Lloyd AG,
9.750%, 10/15/17 (d)	1,075	1,042,750
Overseas Shipholding Group,
Inc.,
8.125%, 03/30/18	1,300	981,500
Teekay Corp.,
8.500%, 01/15/20	1,300	1,348,750

		4,597,000

Total Corporate Bonds
(Identified cost $161,086,412)		167,023,450

Description	Shares	Value

Short-Term Investment | 4.7%

State Street Institutional Treasury
Money Market Fund
(Identified cost $8,473,039)	8,473,039	$8,473,039

Total Investments l 98.1%
(Identified cost $169,559,451) (b)		$175,496,489

Cash and Other Assets in Excess
of Liabilities l 1.9%		3,399,034

Net Assets l 100.0%		$178,895,523

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio

Municipal Bonds | 98.3%

California | 5.6%

California State,
5.000%, 02/01/22	$500	$583,140
California State Department of Water
Resources Center Valley Project Water System Series Y Pre-refunded,
5.250%, 12/01/12 (Escrowed to Maturity) (j)	5	5,169
Los Angeles California Unified School
District Election of 1997 Series E,
5.125%, 07/01/21 (Pre-refunded to
07/01/12 @ $100) (j)	50	50,598
Val Verde California Unified School District School Construction,
5.000%, 01/01/22 (Pre-refunded to
01/01/15 @ $100) (j)	50	55,929

		694,836

Colorado | 0.4%

Denver Colorado City & County Airport
Revenue Series B,
5.500%, 11/15/33 (Pre-refunded to
11/15/13 @ $100) (j)	50	54,225

Connecticut | 0.8%

Connecticut State Health & Educational
Facility Authority Revenue Connecticut State University Systerm Series E,
5.000%, 11/01/15 (Pre-refunded to
11/01/12 @ $100) (j)	50	51,372
Stamford Connecticut,
5.000%, 08/15/18 (Pre-refunded to
08/15/12 @ $100) (j)	25	25,444
University of Connecticut Series A,
5.375%, 04/01/14 (Pre-refunded to
04/01/12 @ $100) (j)	25	25,000

		101,816

Description	Principal Amount (000)	Value

Delaware | 4.0%

Delaware State Series 2009C,
5.000%, 10/01/18	$410	$502,713

Florida | 8.6%

Collier County Florida Industrial
Development Authority Health Care
Facilities Revenue NCH Healthcare
System Project,
3.000%, 10/01/12	500	504,620
Orlando Utilities Commission,
5.000%, 10/01/19	500	573,865

		1,078,485

Georgia | 4.3%

Georgia State Series I,
5.000%, 07/01/18	200	243,954
Valdosta & Lowndes County Georgia
Hospital Authority Revenue South Medical Center Project Series B,
5.000%, 10/01/21	250	293,288

		537,242

Illinois | 9.4%

Illinois State Toll Highway Authority
Revenue Senior Priority Series A,
5.000%, 01/01/16	400	449,676
Railsplitter Tobacco Settlement Authority,
4.000%, 06/01/13	300	310,194
Will County Illinois Community Unit School District No. 209-U Wilmington,
9.000%, 01/01/24 (Pre-refunded to
01/01/16 @ 100) (j)	320	415,014

		1,174,884

Maine | 3.8%

Maine State Turnpike Authority Revenue,
5.000%, 07/01/22	385	469,146

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (continued)

Maryland | 4.2%

Carroll County Maryland,
5.000%, 11/01/17	$100	$120,912
Maryland State & Local Facilities Loan
Series C,
5.000%, 03/01/16	350	406,011

		526,923

Massachusetts | 7.0%

Lowell Massachusetts,
5.000%, 10/15/15	300	317,001
Massachusetts Bay Transportation Authority
Revenue Assessment Series A,
5.000%, 07/01/21	300	338,178
Massachusetts State:
Series A,
5.00%, 09/01/14	150	166,291
Series E,
5.00%, 11/01/24 (Pre-refunded to
11/01/16 @ $100) (j)	50	59,267

		880,737

Minnesota | 3.8%

Minnesota State,
5.000%, 11/01/16	400	472,948

New Jersey | 5.4%

Essex County New Jersey Improvement
Authority Guaranteed Lease County
Correctional Series A,
5.000%, 10/01/28 (Pre-refunded to
10/01/13 @ $100) (j)	50	53,534
New Jersey State,
5.000%, 08/01/22 (Pre-refunded to
08/01/12 @ $100) (j)	50	50,793

Description	Principal Amount (000)	Value

New Jersey State Economic Development
Authority Revenue School Facilities
Construction Series C,
5.000%, 06/15/18 (Pre-refunded to
06/15/12 @ $100) (j)	$25	$25,238
New Jersey State Educational Facilities
Authority Revenue:
Princeton University Series E,
5.00%, 07/01/20 (Pre-refunded to
07/01/13 @ $100) (j)	50	52,975
Rowan University Series C,
5.13%, 07/01/28 (Pre-refunded to
07/01/14 @ $100) (j)	50	55,219
New Jersey State Transportation Trust
Funding Authority Transportation
System:
Series A,
5.63%, 06/15/14 (Escrowed to Maturity) (j)	75	83,581
Series C,
5.25%, 06/15/14 (Escrowed to Maturity) (j)	50	55,311
5.50%, 06/15/24 (Pre-refunded to
06/15/13 @ $100) (j)	50	53,167
Series D,
5.00%, 06/15/16 (Pre-refunded to
06/15/15 @ $100) (j)	25	28,504
New Jersey State Turnpike Authority
Revenue Series A:
Pre-refunded,
6.000%, 01/01/14 (Escrowed to Maturity) (j)	50	54,863
Refunded,
6.000%, 01/01/14 (Escrowed to Maturity) (j)	50	54,863
Newark New Jersey Housing Authority/Port Authority Newark Marine Terminal,
5.000%, 01/01/37 (Pre-refunded to 01/01/14 @ $100) (j)	25	26,999
Tobacco Settlement Financing Corp.
New Jersey:
5.00%, 06/01/13 (Escrowed to Maturity) (j)	25	26,373

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (continued)

6.25%, 06/01/43 (Pre-refunded to
06/01/13 @ $100) (j)	$50	$53,467

		674,887

New York | 9.8%

Metropolitan Transportation Authority New York Dedicated Tax Funding Series A,
4.750%, 04/01/28 (Pre-refunded to
10/01/15 @ $100) (j)	50	57,178
New York State Dormitory Authority
Revenue:
Columbia University Series B,
5.00%, 07/01/16	145	170,413
Insured Student Housing Corp.,
5.00%, 07/01/23 (Pre-refunded to
07/01/14 @ $100) (j)	50	55,115
Lease Revenue State
University Dormitory Facilities
MBIA-IBC,
5.00%, 07/01/32 (Pre-refunded to
07/01/12 @ $100) (j)	50	50,583
New York University Hospital
Center Series A,
5.00%, 07/01/17	500	574,815
State Personal Income Tax
Revenue Education Series A,
5.00%, 03/15/17	100	115,527
New York State Thruway Authority Highway & Bridge Trust Fund Series A,
5.000%, 04/01/15	135	151,856
TSASC Inc. New York Tobacco Settlement Asset-Backed Series 1,
5.750%, 07/15/32 (Pre-refunded to
07/15/12 @ $100) (j)	50	50,775

		1,226,262

Description	Principal Amount (000)	Value

North Carolina | 6.2%

Durham North Carolina,
5.000%, 04/01/17	$450	$537,431
Wake County North Carolina Public
Improvement,
5.000%, 04/01/17	200	238,858

		776,289

Pennsylvania | 3.6%

Pennsylvania State Higher Educational
Facilties Authority Revenue Temple
University,
5.000%, 04/01/15	400	446,412

Tennessee | 3.1%

Metropolitan Government Nashville &
Davidson County Tennessee Health &
Educational Facilities Board Vanderbilt University Series B,
5.000%, 10/01/18	315	382,955

Texas | 9.5%

Dallas Texas Refunded & Improvement
Series A,
5.000%, 02/15/20	350	427,185
Decatur Texas Independent School District School Building,
5.250%, 08/15/25	100	112,573
North Texas Tollway Authority System First Tier Series A,
6.000%, 01/01/23	340	397,712
Plano Texas Independent School District School Building,
5.000%, 02/15/14 (Pre-refunded to
02/15/13 @ $100) (j)	20	20,835
Texas State Transportation Commission
Revenue,
5.000%, 04/01/20	200	233,106

		1,191,411

Description	Principal Amount (000)	Value

Lazard U.S. Municipal Portfolio (concluded)

Washington | 6.5%

Energy Northwest Washington Electric
Revenue Project No. 3 Series A,
5.500%, 07/01/17 (Pre-refunded to
07/01/13 @ 100) (j)	$350	$370,324
Washington State Series R-A,
5.000%, 01/01/15	400	447,552

		817,876

Wisconsin | 2.3%

Wisconsin State Health & Educational
Facilities Authority Revenue Gundersen Lutheran Series A,
5.000%, 10/15/17	250	281,543

Total Municipal Bonds
(Identified cost $12,049,364)		12,291,590

Description	Shares	Value

Short-Term Investment | 0.3%

State Street Institutional Treasury
Money Market Fund
(Identified cost $39,749)	39,749	$39,749

Total Investments l 98.6%
(Identified cost $12,089,113) (b)		$12,331,339

Cash and Other Assets in Excess
of Liabilities l 1.4%		172,264

Net Assets l 100.0%		$12,503,603

Description	Shares	Value

Lazard Capital Allocator Opportunistic Strategies Portfolio

Exchange-Traded Funds | 72.4%

Consumer Discretionary Select
Sector SPDR Fund	127,300	$5,741,230
Energy Select Sector SPDR Fund	306,400	21,978,072
Financial Select Sector SPDR Fund	365,800	5,772,324
Guggenheim S&P 500 Equal Weight
Technology ETF	318,300	18,696,942
Industrial Select Sector SPDR Fund	348,300	13,033,386
iShares MSCI Italy Index Fund	845,100	11,053,908
iShares MSCI South Korea Index
Fund	144,400	8,597,576
Market Vectors Agribusiness ETF	168,200	8,886,006
PowerShares Global Listed Private
Equity Portfolio	764,700	7,249,356
SPDR Barclays Capital High Yield
Bond ETF	739,600	29,118,052
SPDR Gold Trust (a)	108,650	17,616,511
SPDR Russell/Nomura Small Cap
Japan ETF	373,300	16,609,610
Vanguard Short-Term Corporate
Bond ETF	534,200	42,244,536

Total Exchange-Traded Funds
(Identified cost $200,598,455)		206,597,509

Closed-End Management Investment Companies | 7.7%

The China Fund, Inc.	310,500	7,234,650
Tri-Continental Corp.	919,825	14,643,614

Total Closed-End Management
Investment Companies
(Identified cost $21,641,539)		21,878,264

Short-Term Investment | 16.5%

State Street Institutional Treasury
Money Market Fund
(Identified cost $46,911,549)	46,911,549	46,911,549

Description	Value

Total Investments l 96.6%
(Identified cost $269,151,543) (b)	$275,387,322

Cash and Other Assets in Excess
of Liabilities l 3.4%	9,768,683

Net Assets l 100.0%	$285,156,005

Lazard Capital Allocator Opportunistic Strategies Portfolio (concluded)

Forward Currency Sale Contracts open at March 31, 2012:

Forward Currency Sale Contracts	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

JPY	SSB	05/16/12	325,420,155	$3,988,432	$3,933,050	$55,382	$—
JPY	SSB	05/16/12	998,146,200	12,745,275	12,063,664	681,611	—

Total Forward Currency Sale Contracts				$16,733,707	$15,996,714	736,993	—

Gross unrealized appreciation/depreciation on Forward Currency Sale Contracts						$736,993	$—

Total Return Swap Agreements open at March 31, 2012:

Currency	Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Appreciation (Depreciation)

				Appreciation, and
				dividends paid, on
				securities in the Equity	1 Month USD LIBOR
USD	GSC	17,290,014	04/02/13	Basket	minus 1.50%	$(102,036)
					Appreciation, and
					dividends paid, on
				1 Month USD LIBOR	securities in the Equity
USD	GSC	12,745,512	07/06/12	plus 0.40%	Basket	132,678
					Appreciation, and
					dividends paid, on
				1 Month USD LIBOR	securities in the Equity
USD	GSC	13,205,100	06/13/12	plus 0.40%	Basket	(15,100)
					Appreciation, and
					dividends paid, on
				1 Month USD LIBOR	securities in the Equity
USD	GSC	4,137,166	01/28/13	plus 0.40%	Basket	(212,488)
					Appreciation, and
					dividends paid, on
				1 Month USD LIBOR	securities in the Equity
USD	GSC	4,221,457	03/06/13	plus 0.40%	Basket	(296,779)
					Appreciation, and
					dividends paid, on
				1 Month USD LIBOR	securities in the Equity
USD	GSC	3,170,083	03/19/13	plus 0.40%	Basket	(174,934)

Total net unrealized depreciation on Total Return Swap Agreements						$(668,659)

(a)	Non-income producing security.
(b)	For federal tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

U.S. Equity Value Portfolio	$10,788,428	$1,891,500	$131,206	$1,760,294
U.S. Strategic Equity Portfolio	66,274,268	14,706,484	699,220	14,007,264
U.S. Mid Cap Equity Portfolio	131,231,020	14,077,450	2,269,676	11,807,774
U.S. Small-Mid Cap Equity Portfolio	237,851,005	22,570,295	3,691,646	18,878,649
Global Listed Infrastructure Portfolio	123,273,747	5,023,160	7,112,861	(2,089,701)
International Equity Portfolio	95,367,782	14,708,860	2,508,221	12,200,639
International Equity Select Portfolio	6,164,654	714,892	176,158	538,734
International Strategic Equity Portfolio	558,401,619	76,314,125	7,468,580	68,845,545
International Small Cap Equity Portfolio	49,794,304	14,574,359	1,463,444	13,110,915
Emerging Markets Equity Portfolio	14,279,342,385	2,615,739,437	1,071,904,986	1,543,834,451
Developing Markets Equity Portfolio	354,463,090	15,430,347	25,959,038	(10,528,691)
Emerging Markets Equity Blend Portfolio	140,033,500	9,585,800	7,952,902	1,632,898
Emerging Markets Multi-Strategy Portfolio	64,667,977	3,793,501	1,665,464	2,128,037
Emerging Markets Debt Portfolio	156,386,141	5,848,417	714,065	5,134,352
U.S. Realty Income Portfolio	41,012,200	2,649,137	182,455	2,466,682
U.S. Realty Equity Portfolio	22,171,478	1,013,540	74,282	939,258
International Realty Equity Portfolio	3,628,242	306,695	78,159	228,536
U.S. High Yield Portfolio	169,559,451	8,160,126	2,223,088	5,937,038
U.S. Municipal Portfolio	12,089,113	277,022	34,796	242,226
Capital Allocator Opportunistic Strategies Portfolio	269,151,543	8,067,956	1,832,177	6,235,779

(c)	Private placements.
(d)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers, and are considered to be liquid at March 31, 2012. The percentage of net assets are as follows:

Portfolio	Percentage of Net Assets

Emerging Markets Equity Portfolio	0.8%
Emerging Markets Multi-Strategy Portfolio	3.7
Emerging Markets Debt Portfolio	8.4
U.S. High Yield Portfolio	21.0

(e)	Segregated security for forward currency contracts.
(f)	Principal amount denominated in USD unless otherwise specified.
(g)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at March 31, 2012, which may step up at a future date.
(h)	Principal amount denominated in respective country’s currency.

(i)	Issue in default.
(j)	Security collateralized by an amount sufficient to pay principal and interest.
(k)	Security valued using Level 2 inputs under accounting principles generally accepted in the United States of America (“GAAP”) hierarchy.

Security Abbreviations:
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Currency Abbreviations:
AUD — Australian Dollar	KRW — South Korean Won
BRL — Brazilian Real	MXN — Mexican New Peso
CHF — Swiss Franc	MYR — Malaysian Ringgit
CLP — Chilean Peso	NGN — Nigerian Naira
CNY — Chinese Renminbi	PEN — Peruvian Nuevo Sol
COP — Colombian Peso	PHP — Philippine Peso
CRC — Costa Rican Colon	PLN — Polish Zloty
CZK — Czech Koruna	RON — New Romanian Leu
DOP — Dominican Peso	RUB — Russian Ruble
EUR — Euro	SGD — Singapore Dollar
GBP — Great British Pound Sterling	THB — Thai Baht
HUF — Hungarian Forint	TRY — New Turkish Lira
IDR — Indonesian Rupiah	TWD — New Taiwan Dollar
ILS — Israeli Shekel	USD — United States Dollar
INR — Indian Rupee	ZAR — South African Rand
JPY — Japanese Yen

Counterparty Abbreviations:
BNP — BNP Paribas SA	JPM — JPMorgan Chase Bank
BRC — Barclays Bank PLC	MEL — Mellon Bank NA
CAN — Canadian Imperial Bank of Commerce	RBC — Royal Bank of Canada
CIT — Citibank NA	SCB — Standard Chartered Bank
GSC — Goldman Sachs Group, Inc.	SSB — State Street Bank and Trust Co.
HSB — HSBC Bank USA	UBS — UBS AG
ING — ING Bank NV

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country.

Industry	Lazard Global Listed Infrastructure Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Strategic Equity Portfolio	Lazard International Small Cap Equity Portfolio	Lazard Emerging Markets Equity Portfolio

Agriculture	—%	1.0%	0.9%	1.4%	—%	0.8%
Airport Development & Maintenance	19.0	—	—	—	—	—
Alcohol & Tobacco	—	5.2	6.9	5.7	—	5.9
Apparel & Textiles	—	—	—	—	—	—
Automotive	—	3.0	2.4	3.1	2.4	—
Banking	—	12.1	14.3	9.6	1.6	17.9
Building Materials	—	—	—	—	—	0.8
Cable Television	—	0.6	0.7	1.8	—	—
Chemicals	—	—	1.0	3.9	3.9	—
Commercial Services	—	4.4	2.9	1.4	16.8	4.2
Computer Software	—	1.7	3.2	—	1.0	2.2
Construction & Engineering	—	—	—	—	2.1	1.9
Consumer Products	—	—	—	1.4	4.2	3.8
Diamonds & Precious Stones	—	—	—	—	—	—
Diversified	—	0.5	1.0	—	—	2.4
Electric	19.6	1.1	—	—	—	1.6
Energy Exploration & Production	—	1.1	1.2	2.9	—	1.4
Energy Integrated	—	5.5	4.2	3.0	—	5.1
Energy Services	2.8	2.7	2.7	4.7	5.5	0.7
Financial Services	—	1.5	1.2	2.5	6.5	6.7
Food & Beverages	—	3.4	3.4	6.5	1.2	1.0
Forest & Paper Products	—	2.3	1.7	4.5	1.0	0.7
Gas Utilities	14.0	—	—	—	—	—
Health Services	—	—	—	1.4	3.9	—
Housing	—	4.4	2.8	4.1	1.8	1.7
Insurance	—	4.5	3.6	5.2	—	1.3
Leisure & Entertainment	—	2.3	1.6	5.9	4.9	0.9
Manufacturing	—	8.1	8.7	7.3	12.5	3.8
Medical Products	—	—	—	1.4	6.1	—
Metals & Mining	—	3.3	4.7	—	—	7.1
Pharmaceutical & Biotechnology	—	10.2	9.3	8.3	3.2	—
Real Estate	—	—	0.8	—	0.9	—
Restaurants	—	—	—	—	—	—
Retail	—	5.5	4.6	6.2	5.9	4.8
Semiconductors & Components	—	3.1	3.7	—	3.7	4.9
Technology	—	1.2	1.5	0.1	2.1	0.6
Technology Hardware	—	—	—	—	2.3	2.4
Telecommunications	—	3.9	5.8	—	1.6	11.1
Transportation	38.6	2.8	2.6	2.8	2.9	1.0
Water	4.5	—	—	—	—	—
Subtotal	98.5	95.4	97.4	95.1	98.0	96.7
Foreign Government Obligations	—	—	—	—	—	—
Supranationals	—	—	—	—	—	—
Short-Term Investments	1.4	—	2.1	4.4	1.3	2.4
Repurchase Agreement	—	3.3	—	—	—	—
Total Investments	99.9%	98.7%	99.5%	99.5%	99.3%	99.1%

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country.

Industry	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Blend Portfolio	Lazard Emerging Markets Multi-Strategy Portfolio	Lazard Emerging Markets Debt Portfolio	Lazard International Realty Equity Portfolio

Agriculture	1.2%	1.7%	1.1%	—%	—%
Airport Development & Maintenance	—	—	—	—	—
Alcohol & Tobacco	—	2.0	1.2	—	—
Apparel & Textiles	1.7	1.8	1.1	—	—
Automotive	2.4	3.2	2.2	—	—
Banking	23.0	18.1	12.0	3.6	—
Building Materials	—	—	—	—	—
Cable Television	—	—	—	—	—
Chemicals	—	—	—	—	—
Commercial Services	—	1.4	0.9	—	—
Computer Software	2.2	1.5	0.9	—	—
Construction & Engineering	3.7	4.2	2.7	—	—
Consumer Products	—	1.3	0.8	—	—
Diamonds & Precious Stones	—	—	0.3	0.2	—
Diversified	—	1.0	0.6	—	—
Electric	1.0	1.2	0.8	1.7	—
Energy Exploration & Production	6.9	3.7	2.9	3.5	—
Energy Integrated	5.7	6.7	4.7	2.4	—
Energy Services	3.3	3.0	2.6	0.7	—
Financial Services	2.6	2.4	1.5	—	—
Food & Beverages	—	0.8	0.5	—	—
Forest & Paper Products	0.4	0.9	0.5	—	—
Gas Utilities	—	—	—	—	—
Health Services	—	—	—	—	—
Housing	—	—	—	—	0.9
Insurance	1.7	2.5	1.5	—	—
Leisure & Entertainment	1.2	0.7	0.4	0.4	2.8
Manufacturing	10.0	6.2	3.8	—	—
Medical Products	—	—	—	—	—
Metals & Mining	5.3	5.1	3.4	1.0	—
Pharmaceutical & Biotechnology	—	—	—	—	—
Real Estate	6.2	2.9	1.7	—	91.9
Restaurants	—	—	—	0.5	—
Retail	4.9	3.6	2.2	—	—
Semiconductors & Components	5.1	6.8	4.2	—	—
Technology	—	—	—	—	—
Technology Hardware	2.4	3.2	2.0	—	—
Telecommunications	1.0	6.3	4.5	1.1	—
Transportation	2.5	1.9	1.4	0.7	—
Water	—	—	—	—	—
Subtotal	94.4	94.1	62.4	15.8	95.6
Foreign Government Obligations	—	—	11.8	78.4	—
Supranationals	—	—	0.4	1.3	—
Short-Term Investments	6.9	5.6	24.6	5.1	3.3
Repurchase Agreement	—	—	—	—	—
Total Investments	101.3%	99.7%	99.2%	100.6%	98.9%

Valuation of Investments:
Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Lazard Funds, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges not traded on the valuation date are valued at the last quoted bid price. Options on stock and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is normally 4:10 p.m. Eastern time). Swap agreements on equity assets are valued at the equity basket price as of the close of regular trading on the NYSE on each valuation date. Other swap agreements, such as credit default and interest swap agreements are valued by an independent pricing vendor using its own proprietary database to provide valuations. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value. Repurchase agreements are valued at the principal amounts plus accrued interest.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”).

The Valuation Committee of Lazard Asset management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values. Foreign securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

Fair Value Measurements:
Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP, also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level for the period of March 31, 2012:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012

U.S. Equity Value Portfolio
Common Stocks	$12,488,612	$—	$—	$12,488,612
Short-Term Investment	—	60,110	—	60,110

Total	$12,488,612	$60,110	$—	$12,548,722

U.S. Strategic Equity Portfolio
Common Stocks	$78,005,636	$—	$—	$78,005,636
Preferred Stock	—	—	823,560	823,560
Short-Term Investment	—	1,452,336	—	1,452,336

Total	$78,005,636	$1,452,336	$823,560	$80,281,532

U.S. Mid Cap Equity Portfolio
Common Stocks	$137,982,589	$—	$—	$137,982,589
Preferred Stock	—	—	2,374,420	2,374,420
Short-Term Investment	—	2,681,785	—	2,681,785

Total	$137,982,589	$2,681,785	$2,374,420	$143,038,794

U.S. Small-Mid Cap Equity Portfolio
Common Stocks	$247,660,183	$—	$—	$247,660,183
Preferred Stock	—	—	822,471	822,471
Repurchase Agreement	—	8,247,000	—	8,247,000

Total	$247,660,183	$8,247,000	$822,471	$256,729,654

Global Listed Infrastructure Portfolio
Assets:
Common Stocks	$119,462,903	$—	$—	$119,462,903
Short-Term Investment	—	1,721,143	—	1,721,143
Other Financial Instruments*
Forward Currency Contracts	—	798,177	—	798,177

Total	$119,462,903	$2,519,320	$—	$121,982,223

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(460,863)	—	$(460,863)

International Equity Portfolio
Common Stocks	$102,131,984	$1,802,437	$—	$103,934,421
Repurchase Agreement	—	3,634,000	—	3,634,000

Total	$102,131,984	$5,436,437	$—	$107,568,421

International Equity Select Portfolio
Common Stocks	$6,418,943	$144,538	$—	$6,563,481
Short-Term Investment	—	139,907	—	139,907

Total	$6,418,943	$284,445	$—	$6,703,388

International Strategic Equity Portfolio
Common Stocks	$583,545,073	$11,420,098	$—	$594,965,171
Preferred Stock	4,667,405	—	—	4,667,405
Short-Term Investment	—	27,614,588	—	27,614,588

Total	$588,212,478	$39,034,686	$—	$627,247,164

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012

International Small Cap Equity Portfolio
Common Stocks	$62,091,396	$—	$—	$62,091,396
Short-Term Investment	—	813,823	—	813,823

Total	$62,091,396	$813,823	$—	$62,905,219

Emerging Markets Equity Portfolio
Common Stocks	$14,252,022,340	$731,564,513	$—	$14,983,586,853
Preferred Stocks	438,535,440	—	—	438,535,440
Right	12,252,939	—	—	12,252,939
Short-Term Investment	—	388,801,604	—	388,801,604

Total	$14,702,810,719	$1,120,366,117	$—	$15,823,176,836

Developing Markets Equity Portfolio
Common Stocks	$286,857,941	$13,363,801	$—	$300,221,742
Preferred Stock	20,248,679	—	—	20,248,679
Short-Term Investment	—	23,463,978	—	23,463,978

Total	$307,106,620	$36,827,779	$—	$343,934,399

Emerging Markets Equity Blend Portfolio
Common Stocks	$123,104,208	$2,609,397	$—	$125,713,605
Preferred Stock	7,949,045	—	—	7,949,045
Short-Term Investment	—	8,003,748	—	8,003,748

Total	$131,053,253	$10,613,145	$—	$141,666,398

Emerging Markets Multi-Strategy Portfolio
Assets:
Common Stocks	$35,801,786	$754,619	$—	$36,556,405
Preferred Stock	2,306,740	—	—	2,306,740
Corporate Bonds	—	2,916,574	—	2,916,574
Foreign Government Obligations	—	7,961,883	—	7,961,883
Quasi Bonds	—	217,334	—	217,334
Supranationals	—	290,830	—	290,830
Short-Term Investment	—	16,546,248	—	16,546,248
Other Financial Instruments*
Purchased Options	—	61,745	—	61,745
Credit Default Swap Agreements	—	20,957	—	20,957
Interest Rate Swap Agreements	—	12,507	—	12,507
Forward Currency Contracts	—	181,013	—	181,013

Total	$38,108,526	$28,963,710	$—	$67,072,236

Liabilities:
Other Financial Instruments*
Written Options	$—	$(35,235)	$—	$(35,235)
Credit Default Swap Agreements	—	(42,005)	—	(42,005)
Interest Rate Swap Agreements	—	(13,452)	—	(13,452)
Forward Currency Contracts	—	(196,198)	—	(196,198)

Total	$—	$(286,890)	$—	$(286,890)

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012

Emerging Markets Debt Portfolio
Assets:
Coporate Bonds	$—	$13,945,782	$—	$13,945,782
Foreign Government Obligations	—	125,870,600	—	125,870,600
Quasi Bonds	—	11,479,805	—	11,479,805
Supranationals	—	2,103,360	—	2,103,360
Short-Term Investments	—	8,120,946	—	8,120,946
Other Financial Instruments*
Purchased Options	—	575,981	—	575,981
Forward Currency Contracts	—	125,826	—	125,826

Total	$—	$162,222,300	$—	$162,222,300

Liabilities:
Other Financial Instruments*
Written Options	$—	$(312,199)	$—	$(312,199)
Forward Currency Contracts	—	(562,441)	—	(562,441)

Total	$—	$(874,640)	$—	$(874,640)

U.S. Realty Income Portfolio
Closed-End Management Investment Company	$241,980	$—	$—	$241,980
Preferred Stocks	15,809,317	—	—	15,809,317
Real Estate Investment Trusts	23,710,753	—	—	23,710,753
Coporate Bond	—	727,263	—	727,263
Short-Term Investment		2,989,569	—	2,989,569

Total	$39,762,050	$3,716,832	$—	$43,478,882

U.S. Realty Equity Portfolio
Common Stocks	$1,200,696	$—	$—	$1,200,696
Real Estate Investment Trusts	19,634,839	—	—	19,634,839
Short-Term Investment	—	2,275,201	—	2,275,201

Total	$20,835,535	$2,275,201	$—	$23,110,736

International Realty Equity Portfolio
Common Stocks	$2,440,407	$—	$—	$2,440,407
Real Estate Investment Trusts	1,289,364	—	—	1,289,364
Short-Term Investment	—	127,007	—	127,007

Total	$3,729,771	$127,007	$—	$3,856,778

U.S. High Yield Portfolio
Corporate Bonds	$—	$167,023,450	$—	$167,023,450
Short-Term Investment	—	8,473,039	—	8,473,039

Total	$—	$175,496,489	$—	$175,496,489

U.S. Municipal Portfolio
Municipal Bonds	$—	$12,291,590	$—	$12,291,590
Short-Term Investment	—	39,749	—	39,749

Total	$—	$12,331,339	$—	$12,331,339

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2012

Capital Allocator Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$206,597,509	$—	$—	$206,597,509
Closed-End Management Investment Companies	21,878,264	—	—	21,878,264
Short-Term Investment	—	46,911,549	—	46,911,549
Other Financial Instruments*
Forward Currency Contracts	—	736,993	—	736,993
Total Return Swap Agreements	—	132,678	—	132,678

Total	$228,475,773	$47,781,220	$—	$276,256,993

Liabilities:
Other Financial Instruments*
Total Return Swap Agreements	$—	$(801,337)	$—	$(801,337)

Total	$—	$(801,337)	$—	$(801,337)

* Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The common stocks included in Level 2 were valued based on reference to similar securities from the same issuers which were trading on active markets. The fixed income securities included in Level 2 were valued based on the last bid price for those securities. The forward currency contracts included in Level 2 were valued based on forward exchange rates as provided by quotation services. The options included in Level 2 were valued based on values provided by an independent pricing vendor model, designed to produce prices that very closely reflect those quoted by global interbank brokers. The swap agreements included in Level 2 were valued based, for equity swap agreements, on the value of the underlying assets in the equity basket adjusted for any accrued interest income or expense and, for fixed income-based swap agreements, on the valuations provided by an independent pricing vendor. The preferred stock included in Level 3 was valued by reference to comparable entities and evaluation of fundamental data relating to the issuer. The short-term investment included in Level 2 (a pooled investment fund) was valued at the fund’s net asset value. The repurchase agreements included in Level 2 were valued at the principal amounts plus accrued interest.

In connection with the periodic implementation of fair value pricing procedures with respect to foreign securities, certain securities in the Global Listed Infrastructure, International Equity, International Equity Select, International Strategic Equity, International Small Cap Equity, Emerging Market Equity, Developing Markets Equity, Emerging Markets Equity Blend, Emerging Markets Multi-Strategy and International Realty Equity Portfolios are transferred from Level 1 to Level 2 and revert to Level 1 when the fair value pricing procedure triggers are no longer met. There were no significant transfers into or out of Level 1, 2, or 3 during the period of March 31, 2012.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2012:

Description	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012	Net Change in Unrealized Appreciation from Investments Still Held at March 31, 2012

U.S. Strategic
Equity
Preferred Stock	$823,560	$—	$—	$—	$—	$—	$—	$—	$823,560	$—

U.S. Mid Cap
Equity
Preferred Stock	$2,374,420	$—	$—	$—	$—	$—	$—	$—	$2,374,420	$—

U.S. Small-Mid
Cap Equity
Preferred Stock	$822,471	$—	$—	$—	$—	$—	$—	$—	$822,471	$—

U.S. High Yield
Corporate Bond	$—	$—	$(780,270)	$780,270	$—	$—	$—	$—	$—	$—

Item 2.	Controls and Procedures.

(a)     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 30, 2012

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2012